      As filed with the Securities and Exchange Commission on February 28, 1997
                                                                File No. 2-34215
                                                               File No. 811-1911
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Post-Effective Amendment No. 59

                                         and

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                   Amendment No. 40
--------------------------------------------------------------------------------
                          SCHRODER CAPITAL FUNDS (DELAWARE)
                       (FORMERLY SCHRODER CAPITAL FUNDS, INC.)
                  (Exact Name of Registrant as Specified in Charter)

                      Two Portland Square, Portland, Maine 04101
                  (Address of Principal Executive Office) (Zip Code)

           Registrant's Telephone Number, including Area Code: 207-879-1900
--------------------------------------------------------------------------------

                             Catherine S. Wooledge, Esq.
                            Forum Financial Services, Inc.
                     Two Portland Square, Portland, Maine  04101
                       (Name and Address of Agent for Service)

                             Copies of Communications to:
                                Scott M. Shepard, Esq.
                              Jacobs Persinger & Parker
                      77 Water Street, New York, New York 10005

                                 Alexandra Poe, Esq.
                    Schroder Capital Management International Inc.
                            787 seventh Avenue, 34th Floor
                               New York, New York 10019

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

    immediately upon filing pursuant to Rule 485, paragraph (b)
---
    on [    ] pursuant to Rule 485, paragraph (b)
---
    60 days after filing pursuant to Rule 485, paragraph (a)(i)
---
    on _________ pursuant to Rule 485, paragraph (a)(i)
---
 X  75 days after filing pursuant to Rule 485, paragraph (a)(ii)
---
    on [     ] pursuant to Rule 485, paragraph (a)(ii)
---
    this post-effective amendment designates a new effective date for a
---
    previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 (the "1933 Act") pursuant to Rule 24f-2 under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's fiscal year ended October 31, 1996 was filed with the Commission on about December 27, 1996. SCHRODER INTERNATIONAL FUND, SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO, SCHRODER U.S. SMALLER COMPANIES FUND, SCHRODER INTERNATIONAL SMALLER COMPANIES FUND AND SCHRODER CASH RESERVES FUND OF REGISTRANT ARE STRUCTURED AS MASTER-FEEDER FUNDS. THIS AMENDMENT INCLUDES A MANUALLY EXECUTED SIGNATURE PAGE FOR THE MASTER FUNDS.

                                CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 404(c))

                                        PART A
              (Prospectuses offering Investor Shares and Advisor Shares
                           of Schroder Cash Reserves Fund.)


Form N-1A                                             Location in Prospectus
 Item No.     (Caption)                               (Caption)
---------     ------------------                      ----------------------

1.            Cover Page                              Cover Page

2.            Synopsis                                Prospectus Summary

3.            Condensed Financial Information         Not Applicable

4.            General Description of                  Investment Objective and
              Registrant                              Policies; Additional
                                                      Investment Policies and
                                                      Risk Considerations

5.            Management of the Fund                  Management  of the Fund -
                                                      Board of Trustees;
                                                      Investment Adviser and
                                                      Portfolio Manager;
                                                      Administrative Services;
                                                      Distribution Plan &
                                                      Shareholder Services
                                                      Plan; Expenses; Portfolio
                                                      Transactions

5A.           Management's Discussion of              Not Applicable
              Fund Performance

6.            Capital Stock and Other Securities      Other Information -
                                                      Capitalization and
                                                      Voting; Shareholder
                                                      Inquiries; Dividends,
                                                      Other Distributions
                                                      and Taxes

7.            Purchase of Securities                  Investment in the Fund -
                                                      Purchase of Shares;
                                                      Retirement Plans;
                                                      Individual Retirement
                                                      Accounts; Net Asset Value

8.            Redemption or Repurchase                Investment in the Fund -
                                                      Redemption of Shares; Net
                                                      Asset Value

9.            Pending Legal Proceedings               Not Applicable

                                CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 404(c))

                                        PART A
                               (All other Prospectuses)

                            Not Applicable in this Filing

                                 CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 404(c))

                                        PART B

                 (SAI offering shares of Schroder Cash Reserves Fund)

                                                      Location in
Form N-1A                                             Statement of Additional
 Item No.     (Caption)                               Information (Caption)
---------     ------------------                      ----------------------

10.           Cover Page                              Cover Page

11.           Table of Contents                       Table of Contents

12.           General Information and History         Other Information -
                                                      Organization

13.           Investment Objectives and Policies      Investment Policies;
                                                      Investment Restrictions

14.           Management of the Fund                  Management - Officers and
                                                      Directors

15.           Control Persons and Principal           Not Applicable
              Holders of Securities

16.           Investment Advisory and                 Management - Investment
              Other Services                          Adviser; Officers and
                                                      Trustees; Administrative
                                                      Services; Distribution of
                                                      Fund Shares; Service
                                                      Organizations; Portfolio
                                                      Accounting; Fees and
                                                      Expenses;  Portfolio
                                                      Transactions - Investment
                                                      Decisions; Brokerage and
                                                      Research Services;  Other
                                                      Information - Custodian;
                                                      Transfer Agent and
                                                      Dividend Disbursing
                                                      Agent; Legal Counsel;
                                                      Independent Accountants

17.           Brokerage Allocation and                Portfolio Transactions
              Other Practices

18.           Capital Stock and Other Securities      Other Information -
                                                      Capitalization and Voting

19.           Purchase, Redemption and Pricing of     Determination of Net
              Securities Being Offered                Asset Value Per Share

20.           Tax Status                              Taxation

21.           Underwriters                            Management - Distribution
                                                      of Fund Shares; Fees and
                                                      Expenses

22.           Calculation of Performance Data         Other Information -
                                                      Performance Information

23.           Financial Statements                    Not Applicable

                                CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 404(c))

                                        PART B
                                   (All other SAIs)

                            Not Applicable in this Filing

SCHRODER CASH RESERVES FUND

Investor Shares

This fund seeks to provide high current income, to the extent consistent with the preservation of capital and the maintenance of liquidity, by investing in a broad spectrum of high quality money market instruments of United States and foreign issuers.



[GRAPHIC OF WORLD MAP]



Schroder Cash Reserves Fund (the "Fund"), a separate diversified money market series of Schroder Capital Funds (Delaware), seeks to achieve its investment objective by investing substantially all of its investable assets in Cash Reserves Portfolio, (the "Portfolio"), a separately managed, diversified series of Core Trust (Delaware) ("Core Trust"), an open-end, management investment company registered under the 1940 Act, which invests primarily in a broad spectrum of high quality money market instruments of United States and foreign issuers. The Portfolio has an identical investment objective and substantially similar investment policies as the Fund (see "Other Information - Fund Structure"). Accordingly, the Fund's investment experience will correspond directly with the Portfolio's investment experience.

This prospectus sets forth concisely the information you should know before investing and should be retained for future reference. To learn more about the Fund, you may obtain a copy of the Fund's current Statement of Additional Information (the "SAI") which is incorporated by reference into this Prospectus. The SAI dated May [ ], 1997, as amended from time to time has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials for reference on their Internet Web Site (http://www.sec.gov) or may be obtained without charge from the Trust by writing to Two Portland Square, Portland, Maine 04101 or by calling 1-800-290-9826. The Fund has not authorized anyone to provide you with information that is different from what is contained in this prospectus or in other documents to which this prospectus refers you.

MUTUAL FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY. THE SHARES ALSO ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ITS AFFILIATES. MUTUAL FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS

MAY [  ], 1997

PROSPECTUS SUMMARY

OBJECTIVE: High current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

STRATEGY: Invests primarily in a broad spectrum of high quality money market instruments of United States and foreign issuers.

This prospectus offers Investor Class shares ("Investor Shares" or "Shares") of the Fund. The Fund is a separately managed, diversified series of the Trust, an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act").

INVESTMENT ADVISERS. The Fund's investment adviser (the "Adviser") is Schroder Capital Management International Inc. ("Schroder"). As the Fund invests all of its assets in the Portfolio, the Fund does not actively employ the Adviser to manage its investment portfolio. See "Management - Investment Advisory Services." Schroder serves as the Trust's transfer agent, dividend disbursing agent and custodian. See "Management - Shareholder Servicing and Custody."

    The Portfolio's investment adviser is Norwest Investment Management ("NIM"), a part of Norwest Bank Minnesota, N.A. ("Norwest"), Sixth Street and Marquette, Minneapolis, Minnesota 55479, a registered investment adviser under the Investment Advisers Act of 1940. The Fund (and indirectly its shareholders) bears a pro rata portion of the investment advisory fee the Portfolio pays to NIM. See "Management of the Fund -- Investment Adviser and Portfolio Manager." Norwest and the Adviser are sometimes referred to collectively as the "Advisers".

ADMINISTRATIVE SERVICES. Schroder Fund Advisors Inc. ("Schroder Advisors") serves as administrator and distributor of the Fund, and Forum Administrative Services, Limited Liability Company ("Forum") serves as the Fund's sub-administrator.

PURCHASES AND REDEMPTIONS OF SHARES. Shares may be purchased or redeemed by mail, by bank-wire and through your broker-dealer or other financial institution. The minimum initial investment is $100,000. There is no minimum for subsequent investments. See "Investment in the Fund -- Purchase of Shares" and "-- Redemption of Shares."

DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund annually declares and pays as a dividend substantially all of its net investment income and net realized short-term capital gain, and at least annually distributes any net realized long-term capital gain. Dividends and long-term capital gain distributions are reinvested automatically in additional Investor Shares of the Fund at net asset value unless you elect in your Account Application, or otherwise in writing to receive dividends and other distributions in cash. See "Dividends, Distributions and Taxes."

RISK CONSIDERATIONS. Alone, the Fund is not a balanced investment plan. It is intended for investors seeking high current income, to the extent consistent with the preservation of capital and the maintenance of liquidity; who are willing to accept additional risks, such as investments in foreign issuers. The amount of income earned by the Fund will tend to vary with changes in prevailing interest rates.


                     [GRAPHIC] UNDERSTANDING MUTUAL FUNDS

           -  (SOME SORT OF CALL-OUT BOX EXPLAINING THE DIFFERENCES AMONG
               MONEY MARKET, BOND, EQUITY, ASSET-ALLOCATION FUNDS? OR
                                   SOMETHING ELSE?)
                                          -


                                [GRAPHIC OF WORLD MAP]


                                          -


EXPENSES OF INVESTING IN THE FUND

FEE TABLE

The table below is intended to assist you in understanding the expenses that an investor in Investor Shares of the Fund would incur. There are no transaction expenses associated with purchases or redemptions of Investor Shares.

Annual Fund Operating Expenses (as a percentage of average net assets)(1)
    Management Fees (after fee waivers)(2)(3). . . . . . . . . . . . . .[0.00]%
    12b-1 Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . None
    Other Expenses (after expense reimbursements)(3) . . . . . . . . . .[0.00]%
    Total Fund Operating Expenses(3) . . . . . . . . . . . . . . . . . .[0.00]%

    (1) Annual Fund Operating Expenses are based on estimated annualized expenses for the Fund's first fiscal year of operations. The Fund's expenses include the Fund's pro rata portion of all operating expenses of the Portfolio. The Trust's Board of Trustees believes that the aggregate per share expenses of the Fund and the Portfolio (after fee waivers and expense reimbursements) will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities held by the Portfolio.
    (2) Management Fees reflect the fees paid by the Portfolio and the Fund for investment advisory and administrative services.
    (3) Without fee waivers and expense reimbursements, Management Fees, Other Expenses and Total Operating Expenses would be ______%, ______%, and _____%, respectively.

SCMI and Schroder Advisors have voluntarily undertaken to waive a portion of their fees and assume certain expenses of the Fund during the current fiscal year in order to limit the Fund's total expenses to

_____% of the Fund's average daily net assets. This undertaking cannot be withdrawn except by a majority vote of the Trust's Board of Trustees. See "Management of the Fund --Expenses."

EXAMPLE

The table below indicates how much you would pay in total expenses on a $1,000 investment in the Fund, assuming a 5% annual return and reinvestment of all dividends and distributions. The example is based on the expenses listed above. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES OR RETURNS MAY VARY FROM THOSE SHOWN. The 5% annual return is not a prediction of the Fund's return, but is the percentage required by the SEC for use in this example.

After 1 Year            $__

After 3 Years           $__

After 5 Years           $__

After 10 Years          $___


INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The Fund is not a complete investment program The Fund currently seeks to achieve this investment objective by investing all of its investable assets in the Portfolio, which has substantially the same investment objective and policies as the Fund. There can be no assurance that the Fund or Portfolio will achieve its investment objective. The investment objective of the Portfolio may not be changed without approval of the holders of a majority of the outstanding voting interests (defined in the same manner as the phrase "vote of a majority of the outstanding voting securities" is defined in the 1940 Act) of the Portfolio.

INVESTMENT POLICIES

Although the following information describes the investment policies of the Portfolio and the responsibilities of Core Trust's Board of Trustees (the "Core Trust Board"), it applies equally to the Fund and the Trust's Board of Trustees (the "Trust Board"). Additional information concerning the investment policies of the Fund and the Portfolio is contained in the SAI.

The investment objective, and the investment policies of the Portfolio that are designated as fundamental, may not be changed without approval of the holders of a majority of the outstanding voting securities of the Portfolio. A majority of outstanding voting securities means the lesser of (i) 67% of the shares present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented, or (ii) more than 50% of outstanding shares. Unless otherwise indicated, all investment policies of the Fund are not fundamental and may be changed by the Trust Board without approval of the shareholders of the Fund. Likewise, nonfundamental investment policies of the Portfolio may be changed by the Core Trust Board without approval of the Portfolio's interest holders.

The Portfolio will invest only in high quality, short-term money market instruments that are determined by the Adviser, pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. The Portfolio will invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act) and will maintain a dollar-weighted average portfolio maturity of 90 days or less. Securities with ultimate maturities of greater than 397 days may be purchased in accordance with Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities, as described below, may be purchased. The securities in which the Portfolio may invest may have fixed, variable or floating rates of interest.

Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, the Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. Also, the Portfolio may not purchase a security if the value of all securities held by the Portfolio and issued or guaranteed by the same issuer (including letters of credit in support of a security) would exceed 10% of the Portfolio's total assets. In addition, to ensure adequate liquidity, the Portfolio may not invest more than 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. Under the supervision of the Core Trust Board, the Adviser determines and monitors the liquidity of portfolio securities.

As used herein, high quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the Adviser, pursuant to guidelines adopted by the Core Trust Board, to be of comparable quality. The Portfolio will invest at least 95% of its total assets in securities in the highest rating category as determined pursuant to Rule 2a-7. A description of the rating categories of Standard & Poor's, Moody's Investors Service and certain other NRSROs is contained in the SAI.

The market value of the interest-bearing debt securities held by the Portfolio, including municipal securities, will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates; i.e., a decline in interest rates produces an increase in market value, while an increase in rates produces a decrease in market value. Moreover, the longer the remaining maturity of a security, the greater will be the effect of interest rate changes on the market value of that security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of debt securities, including municipal securities, are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The possibility exists, therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may be materially affected.

Although the Portfolio only invests in high quality money market instruments, an investment in the Fund is subject to risk even if all securities in the Portfolio's investment portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value as a result of changes in interest rates and/or the issuer's actual or perceived creditworthiness.

The Portfolio invests in a broad spectrum of high quality money market instruments of United States and foreign issuers.

The following specific policies and limitations are considered at the time of any purchase; NIM may not buy these instruments or use these techniques unless it believes that they are consistent with the Portfolio's objective. The Fund's financial reports are sent to shareholders twice a year. For a free Annual or Semi-Annual Report or SAI, please call 1-800-290-9826.

OBLIGATIONS OF FINANCIAL INSTITUTIONS. The Portfolio may invest in obligations of financial institutions. These include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks.

Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are a debt obligation of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield. Unless there is a readily available market for them, deposits that are subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities.

The Portfolio will limit its investments in obligations of financial institutions (including their branches, agencies and subsidiaries) to institutions which at the time of investment have total assets in excess of one and a half billion dollars, or the equivalent in other currencies. The Portfolio's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both. Investments in foreign bank obligations are limited to banks, branches and subsidiaries located in countries which the Adviser believes do not present undue risk.

The Portfolio normally will invest more than 25% of its total assets in the obligations of domestic and foreign financial institutions, their holding companies, and their subsidiaries. This concentration may result in increased exposure to risks pertaining to the banking industry. These risks include a sustained increase in interest rates, which can adversely affect the availability and cost of a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; regulatory developments; and competition among financial institutions. The Portfolio may not invest more than 25% of its total assets in any other single industry.

UNITED STATES GOVERNMENT SECURITIES AND RELATED ZERO-COUPON SECURITIES. The Portfolio may invest without limit in obligations issued or guaranteed as to principal and interest by the United States Government or by any of its agencies and instrumentalities ("U.S. Government Securities"). The Portfolio may also invest in repurchase agreements and certain zero-coupon securities secured by U.S. Government Securities. Under normal circumstances, however, the Portfolio will invest at least 65% of its total assets in U.S. Government Securities.

UNITED STATES GOVERNMENT SECURITIES. The U.S. Government Securities in which the Portfolio may invest include U.S. Treasury Securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, the U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

U.S. GOVERNMENT AND OTHER RELATED ZERO-COUPON SECURITIES. The Portfolio may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. In addition, the Portfolio may invest in other types of related zero-coupon securities. For instance, a number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). The Portfolio will not invest more than 35% of its total assets in zero-coupon securities other than those issued through the STRIPS program.

FOREIGN GOVERNMENT SECURITIES. The Portfolio may invest in U.S. dollar denominated obligations issued or guaranteed by the governments of countries which the Adviser believes do not present undue risk or of those countries' political subdivisions, agencies or instrumentalities.

The Portfolio may also invest in the obligations of supranational organizations such as the International Bank for Reconstruction and Development (the "World Bank") and the Inter-American Development Bank.

MUNICIPAL SECURITIES. The municipal securities in which the Portfolio may invest include short-term municipal bonds and municipal notes and leases. These municipal securities may have fixed, variable or floating rates of interest and may be zero-coupon securities.

When the assets and revenues of an issuing agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity will be deemed to be the sole issuer of the security. Similarly, in the case of a security issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that is backed only by the assets and revenues of the non-governmental user, the non-governmental user will be deemed to be the sole issuer of the security.

The Portfolio may invest without limit in (i) industrial development bonds and in participation interests therein issued by banks; and (ii) obligations of issuers located in one state. If the Portfolio concentrates its investments in this manner, it will be more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the particular state and its political subdivisions.

MUNICIPAL BONDS. Municipal bonds can be classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Municipal bonds include industrial development bonds. Municipal bonds may also be "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer.

The Portfolio may invest in tax-exempt industrial development bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the municipality. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Portfolio will acquire private activity securities only if the interest payments on the security are exempt from Federal income taxation (other than the Alternative Minimum Tax (AMT)).

MUNICIPAL NOTES. Municipal notes, which may be either "general obligation" or "revenue" securities, are intended to fulfill short-term capital needs and generally have original maturities not exceeding one year. They include tax anticipation notes, revenue anticipation notes (which generally are issued in anticipation of various seasonal revenues), bond anticipation notes, construction loan notes and tax-exempt commercial paper. Tax-exempt commercial paper generally is issued with maturities of 270 days or less at fixed rates of interest.

MUNICIPAL LEASES. Municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Lease and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Generally, the Portfolio will invest in municipal lease obligations through certificates of participation.

THE SHORT-TERM MUNICIPAL SECURITIES MARKET. Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal security markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of the Portfolio's investment objective is dependent in part on the continuing ability of the issuers of municipal securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due. Under current Federal tax law, interest on certain municipal securities issued after August 7, 1986 to finance "private activities" ("private activity securities") is a "tax preference item" for purposes of the AMT applicable to certain individuals and corporations even though such interest will continue to be fully tax-exempt for regular Federal income tax purposes. The Portfolio may purchase private activity securities, the interest on which may constitute a "tax preference item" for purposes of the AMT.

It is anticipated that the municipal securities held by the Portfolio will be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by Federal deposit insurance) or put or demand features, of third party financial institutions, generally domestic and foreign banks. Accordingly, to some extent, the credit quality and liquidity of the Portfolio will be dependent in part upon the credit quality of the banks supporting the Portfolio's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support. The Portfolio's policy is to purchase municipal securities with third party credit or liquidity support only after the Adviser has considered the creditworthiness of the financial institution providing the support and believes that the security presents minimal credit risk.

The Portfolio may purchase long term municipal securities with various maturity shortening provisions. For instance, variable rate demand notes ("VRDN") are municipal bonds with maturities of up to 40 years that are sold with a demand feature (an option for the holder of the security to sell the security back to the issuer) which may be exercised by the security holder at predetermined intervals, usually daily or weekly. The interest rate on the security is typically reset by a remarketing or similar agent at prevailing interest rates. VRDNs may be issued directly by the municipal issuer or created by a bank, broker-dealer or other financial institution by selling a previously issued long-term bond with a demand feature attached. Similarly, tender option bonds (also referred to as certificates of participation) are municipal securities with relatively long original maturities and fixed rates of interest that are coupled with an agreement of a third party financial institution under which the third party grants the security holders the option to tender the securities to the institution and receive the face value thereof. The option may be exercised at periodic intervals, usually six months to a year. As consideration for providing the option, the financial institution receives a fee equal to the difference between the underlying municipal security's fixed rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of the interest rate determination. These bonds effectively provide the holder with a demand obligation that bears interest at the prevailing short-term municipal securities interest rate. Tender option bonds are generally held pursuant to a custodial arrangement.

The Portfolio also may acquire "puts" on municipal securities it purchases. A put gives the Portfolio the right to sell the municipal security at a specified price at any time before a specified date. The Portfolio will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Portfolio to invest its funds at more favorable rates. Generally, the Portfolio will buy a municipal security that is accompanied by a put only if the put is available at no extra cost. In some cases, however, the Portfolio may pay an extra amount to acquire a put, either in connection with the purchase of the related municipal security or separately from the purchase of the security.

The Portfolio may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

CORPORATE DEBT SECURITIES. The Portfolio may invest in corporate debt obligations of domestic or foreign issuers, including commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations and corporate notes and bonds. The Portfolio may invest in privately issued commercial paper or other corporate instruments which are restricted as to disposition under Federal securities law. Any sale of this paper may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption therefrom. Some of these restricted securities, however, are eligible for resale to institutional investors, and accordingly, a liquid market may exist for them. Pursuant to guidelines adopted by the Core Trust Board, the Adviser will determine whether each such investment is liquid.

PARTICIPATION INTERESTS. The Portfolio may purchase from financial institutions participations in loans or securities. A participation interest gives the Portfolio an undivided interest in the loan or security in the proportion that the Portfolio's interest bears to the total principal amount of the security. For certain participation interests the Portfolio will have the right to demand payment, on not more than seven days' notice, for all or a part of the Portfolio's participation interest. The Portfolio intends to exercise any demand rights they may have only upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Portfolio's investment portfolio. The Portfolio will not invest more than 10% of its total assets in participation interests in which the Portfolio does not have demand rights.

RISK CONSIDERATIONS

FOREIGN INVESTMENTS. All investments, domestic and foreign, involve risks: investment in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. While the Portfolio will generally invest only in securities of companies and governments in countries that NIM, in its judgment, considers both politically and economically stable, all foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital. Foreign investments are subject to the risk of changes in foreign governmental attitudes towards private investment that could lead to nationalization, increased taxation or confiscation of Portfolio assets.

Moreover, (i) dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income earned by the Portfolio; (ii) commission rates payable on foreign portfolio transactions are generally higher than in the United States; (iii) accounting, auditing and financial reporting standards differ from those in the United States, which means that less information about foreign companies may be available than is generally available about issuers of comparable securities in the United States; (iv) foreign securities often trade less frequently and with less volume than United States securities and consequently may exhibit greater price volatility; and (v) foreign securities trading practices, including those involving securities settlement, may expose the Portfolio to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer or registrar.

ADDITIONAL INVESTMENT POLICIES AND RISK CONSIDERATIONS.

The Fund may enter into repurchase agreements and into reverse repurchase agreements (which are considered borrowings), may lend its securities and may purchase securities on a forward commitment basis as described below. As a fundamental policy, the Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. Borrowing for other than meeting redemption requests will not exceed 5% of the value of the Portfolio's net assets. The Fund is permitted to invest in other investment companies which intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies.

The Portfolio's use of repurchase agreements, reverse repurchase agreements, securities lending and forward commitments entails certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, the Portfolio might suffer a loss. Failure by the other party to deliver a security purchased by the Portfolio may result in a missed opportunity to make an alternative investment. The Adviser monitors the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when it believes the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks.

The Trust's custodian will set aside and maintain in a segregated account cash, U.S. Government Securities and other liquid, high-grade debt securities with a market value at all times at least equal to the amount of the Portfolio's forward commitment and reverse repurchase agreement obligations in accordance with SEC guidelines. As a result of entering forward commitments and reverse repurchase agreements, as well as lending its portfolio securities, the Portfolio is exposed to greater potential fluctuations in the value of their assets.

REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements, which are a means of investing monies for a short period:, a seller -- a U.S. bank or recognized broker-dealer -- sells securities to the Portfolio and agrees to repurchase them (at the Portfolio's cost plus interest) within a specified period (normally one day). The values of the underlying securities purchased by the Portfolio are monitored at all times by NIM to ensure that the total value of the securities equals or exceeds the value of the repurchase agreement. The Portfolio's custodian bank holds the securities until they are repurchased. If the seller defaults under a repurchase agreement, the Portfolio may have difficulty exercising its rights to the underlying securities and may incur costs and experience time delays in disposing of them. To evaluate potential risk, NIM reviews the creditworthiness of banks and dealers with which the Portfolio enters into repurchase agreements.

LOANS OF PORTFOLIO SECURITIES. The Portfolio may lend portfolio securities (otherwise than in repurchase transactions) to brokers, dealers and other financial institutions meeting specified credit conditions if the loan is collateralized in accordance with applicable regulatory requirements and if, after any loan, the value of the securities loaned does not exceed 33 1/3% of the Portfolio's total asset value. By so doing, the Portfolio attempts to earn interest income. In the event of the other party bankruptcy, the Portfolio could experience delays in recovering the securities it lent; if, in the meantime, the value of the securities the Portfolio lent has increased, the Portfolio could experience a loss.

The Portfolio may lend its securities if it maintains collateral in a segregated account liquid assets equal to the current market value of the securities loaned (including accrued interest thereon) plus the loan interest payable to the Portfolio. Any securities that the Portfolio receives as collateral will not become part of its portfolio at the time of the loan; In the event of a default by the borrower, the Portfolio will (if permitted by law) dispose of such collateral except for such part thereof that is a security in which the Portfolio is permitted to invest. While the securities are on loan, the borrower will pay the Portfolio any accrued income on those securities, and the Portfolio may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Cash collateral received by the Portfolio will be invested in U.S. Government securities and liquid high grade debt obligations. The value of securities loaned will be marked to market daily. Portfolio securities purchased with cash collateral are subject to possible depreciation. Loans of securities by the Portfolio will be subject to termination at the Portfolio's or the borrower's option. The Portfolio may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the Trust's Board of Trustees.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. The Portfolio may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment may take place a month or more after the date of the commitment. There is no overall limit on the percentage of the Portfolio's assets that may be committed to the purchase of securities on a when-issued or delayed delivery basis. In addition, forward commitments will not be entered into if the aggregate of the commitments exceeds 15% of the value of the Portfolio's total assets. An increase in the percentage of the Portfolio's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of the Portfolio's net asset value.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements, which are transactions in which the Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no specified repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Portfolio will use the proceeds of reverse repurchase agreements only to fund redemptions or to make investments which generally either mature or have a demand feature to resell to the issuer on a date not later than the expiration of the agreement. Interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Portfolio with those monies.

VARIABLE AND FLOATING RATE SECURITIES. The securities in which the Portfolio invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the indexes or market rates upon which the interest rate adjustments are based. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by the Portfolio may be tied to Treasury or other government securities or indices on those securities as well as any other rate of interest or index.

There may not be an active secondary market for any particular floating or variable rate instrument which could make it difficult for the Portfolio to dispose of the instrument if the issuer defaulted on its repayment obligation during periods that the Portfolio is not entitled to exercise any demand rights it may have. The Portfolio could, for this or other reasons, suffer a loss with respect to an instrument. The Adviser monitors the liquidity of the Portfolio's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

VARIABLE AND FLOATING RATE DEMAND NOTES. The Portfolio may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

MORTGAGE- AND ASSET-BACKED SECURITIES. The Portfolio may purchase fixed or adjustable rate mortgage or other asset-backed securities, including securities backed by automobile loans, equipment leases or credit card receivables. These securities may be U.S. Government Securities or, privately issued and directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgage or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities may include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities. Some adjustable rate securities (or the underlying loans) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security.

ZERO-COUPON SECURITIES. The Portfolio may invest in zero-coupon securities (such as Treasury bills), which are securities that are sold at original issue discount and pay no interest to holders prior to maturity, but the Portfolio must include a portion of the original issue discount of the security as income. Because the Portfolio distributes substantially all of its net investment income, the Portfolio may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss. Zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Portfolio may invest.

MANAGEMENT OF THE FUND

BOARDS OF TRUSTEES

The business and affairs of the Fund are managed under the direction of the Trust Board and those of the Portfolio are managed under the direction of the Core Trust Board (collectively the "Trusts"). Additional information regarding the trustees and executive officers of the Trusts may be found in the SAI under the heading "Management, Trustees and Officers."

INVESTMENT ADVISORY SERVICES

The Fund currently invests all of its assets in the Portfolio and has since its inception. The Fund may withdraw its investment from the Portfolio, for which NIM serves as investment adviser, at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. See "Other Information -- Core Trust Structure"-- Certain Risks of Investing in the Portfolio." Accordingly, the Fund has retained the Adviser as its investment adviser and NIM as its investment subadviser to manage the Fund's assets in the event the Fund so withdraws its investment. Neither the Adviser or NIM will receive any advisory or subadvisory fees with respect to the Fund as long as the Fund remains completely invested in the Portfolio or any other investment company.

INVESTMENT ADVISER AND PORTFOLIO MANAGER

As investment adviser to the Portfolio, NIM manages the Portfolio and continuously reviews, supervises and administers its investments. In this regard, NIM is responsible for making decisions relating to the Portfolio's investments and placing purchase and sale orders regarding such investments with brokers or dealers selected by it in its discretion. For its services with respect to the Portfolio, the Investment Advisory Agreement between NIM and Core Trust provides that NIM will receive a monthly advisory fee at the annual rate of [_____]% of the Portfolio's average daily net assets, which the Fund indirectly bears through its investment in the Portfolio.

NIM which is located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479-0063, is a part of Norwest, a subsidiary of Norwest Corporation, which is a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of June 30, 1996, Norwest Corporation was the 12th largest bank holding company in the United States in terms of assets. As of that date, the Adviser managed or provided investment advice with respect to assets totaling approximately $22 billion.

The Adviser provides investment management services to the Fund pursuant to an investment advisory agreement between Schroder and the Trust. Subject to the general supervision of the Board, Schroder would continuously review, supervise and administer the Fund's investment program or oversee the investment decisions of the investment subadviser, as applicable, if the Fund were to invest directly in securities. For the Adviser's services, Schroder receives from the Fund an advisory fee at an annual rate of [_____]% of the average daily net assets for the first

$300 million of net assets of the Fund, [_____]% of the average daily net assets for the next $400 million net assets of the Fund, and [_____]% of the average daily net assets of the Fund's remaining net assets.

The Adviser, whose principal business address is 787 Seventh Avenue, New York, New York 10019, is a wholly-owned U.S. subsidiary of Schroders Incorporated, the wholly-owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large worldwide group of banks and financial services companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in eighteen countries. The Schroder Group specializes in providing investment management services and, as of December 31, 1996, had assets under management of approximately $130 billion.

PORTFOLIO MANAGERS. The Fund invests all of its assets in the Portfolio and, accordingly, there is currently no portfolio manager for the Fund. Many persons on the advisory staff of the Adviser contribute to the investment services provided to the Portfolio. David D. Sylvester and Laurie R. White are primarily responsible for the day-to-day management of the Portfolio. Mr. Sylvester has been associated with Norwest for 15 years, the last 7 years as a Vice President and Senior Portfolio Manager. He has over 20 years' experience in managing securities portfolios. Ms. White has been a Vice President and Senior Portfolio Manger of Norwest since 1991; from 1989 to 1991, she was a Portfolio Manager at Richfield Bank and Trust. Mr. Sylvester and Ms. White have served as portfolio managers of the Portfolio since its inception.

The Fund began pursuing its investment objective through investment in the Portfolio on [____ __, 1997]. The Fund may withdraw its investment from the Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. See "Other Information -- Fund Structure." Accordingly, the Fund has retained Schroder as its investment adviser to manage the Fund's assets in the event the Fund withdraws its investment. Schroder does not receive an investment advisory fee with respect to the Fund so long as the Fund remains completely invested in the Portfolio (or any other investment company). If the Fund resumes directly investing in portfolio securities, the Fund will pay Schroder a monthly advisory fee equal on an annual basis to [0.50]% of the first $100 million of the Fund's average daily net assets; [0.40]% of the next $150 million of average daily net assets; and [0.35]% of average daily net assets in excess of $250 million. The investment advisory contract between Schroder and the Trust with respect to the Fund is the same in all material respects as the investment advisory contract between Schroder and Core Trust with respect to the Portfolio (except as to the parties, the fees payable thereunder, the circumstances under which fees will be paid and the jurisdiction whose laws govern the agreement).

ADMINISTRATIVE SERVICES

On behalf of the Fund, the Trust has entered into an administrative services contract with Schroder Advisors, 787 Seventh Avenue, New York, New York 10019. On behalf of the Portfolio, the Trust has also entered into a sub-administration agreement with Forum, Two Portland Square, Portland, Maine 04101. Pursuant to these agreements, Schroder Advisors and Forum provide certain management and administrative services necessary for the Fund's operations. Schroder Advisors is compensated at the annual rate of [0.00]% of the Portfolio's average daily net assets. Forum is compensated at the annual rate of [0.00]% of the Portfolio's average daily net assets.

Schroder Advisors and Forum provide similar services to the Portfolio, for which the Portfolio pays Schroder Advisors at an annual rate of [0.000]% of the Portfolio's average daily net assets and pays Forum a monthly fee at the annual rate of [0.000]% of the Portfolio's average daily net assets.

EXPENSES

SCMI and Schroder Advisors have voluntarily undertaken to waive a portion of their fees or assume certain expenses of the Fund in order to limit total Fund expenses (excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses) chargeable to Investor Shares to [0.00]% of the average daily net assets of the Fund attributable to those shares. This expense limitation cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust who are not affiliated persons (as defined in the 1940 Act) of the Trust. If expense reimbursements are required, they will be made on a monthly basis; SCMI will reimburse the Fund for four-fifths of the amount required and Schroder Advisors will reimburse the Fund for the remaining one-fifth.

INVESTMENT IN THE FUND

PURCHASE OF SHARES

Investors may purchase Investor Shares directly from the Trust. Prospectuses, sales material and Account Applications can be obtained from the Trust or through Forum Financial Corp., the Fund's transfer agent (the "Transfer Agent"). (See "Other Information -- Shareholder Inquiries"). Investments may also be made through Service Organizations that assist their customers in purchasing shares of the Fund. Such Service Organizations may charge their customers a service fee for processing orders to purchase or sell shares of the Fund. Investors wishing to purchase shares through their accounts at a Service Organization should contact that organization directly for appropriate instructions.

Shares of the Fund are offered at the net asset value next determined after receipt of a completed Account Application (at the address set forth below). The minimum initial investment is $100,000. There is no minimum for subsequent investments. All purchase payments are invested in full and fractional shares. The Fund is authorized to reject any purchase order.

Purchases may be made by mailing a check (in U.S. dollars), payable to Schroder Cash Reserves Fund, to:

         Schroder Cash Reserves Fund -- Investor Shares
         P.O. Box 446
         Portland, Maine 04112

For initial purchases, the check must be accompanied by a completed Account Application in proper form. Further documentation, such as corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, directors or custodians to evidence the authority of the person or entity making the subscription request.

Investors and Service Organizations (on behalf of their customers) may transmit purchase payments by Federal Reserve Bank wire directly to the Fund as follows:

         Chase Manhattan Bank
         New York, NY
         ABA No.: 021000021
         For Credit To: Forum Financial Corp.
         Acct. No.: 910-2-718187
         Ref.: Schroder Cash Reserves Fund -- Investor Shares
         Account of: (shareholder name)
         Account Number: (shareholder account number)

The wire order must specify the name of the Fund, the Shares' class (I.E., Investor), the account name and number, address, confirmation number, amount to be wired, name of the wiring bank, and name and telephone number of the person to be contacted in connection with the order. If the initial investment is by wire, an account number will be assigned and an Account Application must be completed and mailed to the Fund before any account becomes active. Wire orders received prior to 4:00 p.m. (Eastern Time) on each day that the New York Stock Exchange is open for trading (a "Fund Business Day") will be processed at the net asset value determined as of that day. Wire orders received after 4:00 p.m. (Eastern Time) will be processed at the net asset value determined as of the next Fund Business Day. See "Net Asset Value" below.

The Fund's Transfer Agent, as the shareholder's agent, establishes for each shareholder of record, an open account to which, all shares purchased and all dividends and capital gain distributions that are reinvested in additional shares are credited. Although most shareholders elect not to receive share certificates, certificates for full shares can be obtained by specific written request to the Fund's Transfer Agent. No certificates are issued for fractional shares.

The Transfer Agent will deem an account lost if six months have passed since correspondence to the shareholder's address of record is returned, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost, dividends and capital gains are reinvested. In addition, the amount of any outstanding checks for dividends and capital gains that have been returned to the Transfer Agent will be reinvested and such checks will be canceled.

RETIREMENT PLANS AND INDIVIDUAL RETIREMENT ACCOUNTS

Shares of the Fund are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available upon request. Before investing in the Fund through one of these plans, investors should consult their tax advisors.

The Fund may be used as an investment vehicle for an IRA including SEP-IRA. An IRA naming The First National Bank of Boston as custodian is available from the Trust or the Transfer Agent. The minimum initial investment for an IRA is $2,000; the minimum subsequent investment is $250. Under certain circumstances contributions to an IRA may be tax deductible. IRAs are available to individuals (and their spouses) who receive compensation or earned income whether or not they are active participants in a tax-qualified or government-approved retirement plan. An IRA contribution by an individual or spouse who participates in a tax-qualified or government-approved retirement plan may not be deductible, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before effecting a rollover.

STATEMENT OF INTENTION

Investor Share investors also may meet the minimum initial investment requirement based on cumulative purchases by means of a written Statement of Intention, expressing the investor's intention to invest $100,000 or more in Investor Shares of the Fund within a period of 13 months.

Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in shares of the Fund should complete the appropriate portion to the account application form. Current Fund shareholders can obtain a Statement of Intention form by contacting the Transfer Agent.

The Fund reserves the right to redeem Shares in any account if, at the end of the Statement of Intention period, the account does not have a value of at least the minimum investment amount.

EXCHANGES

Shareholders may exchange shares of the Fund for shares of any other series of Schroder Capital Funds (Delaware) so long as they maintain the respective minimum account balance in each Fund in which they own shares. Exchanges between each Fund are at net asset value.

An exchange is considered to be a sale of shares for Federal income tax purposes on which a shareholder may realize a capital gain or loss. An exchange may be made by calling FFC at (800) 344-8332 or by mailing written instructions to Schroder Capital Funds (Delaware), P.O. Box 446, Portland, Maine 04112. Exchange privileges may be exercised only in those states where shares of the other series of Schroder Capital Funds (Delaware) may legally be sold, and may be amended or terminated at any time upon sixty (60) days' notice.

REDEMPTION OF SHARES

Shares of the Fund are redeemed at their next determined net asset value after receipt by the Fund (at the address set forth above under "Purchase of Shares") of a redemption request in proper form. Redemption requests may be made between 9:00 a.m. and 6:00 p.m. (Eastern Time) on each Fund Business Day. Redemption requests that are received prior to 4:00 p.m. (Eastern Time) will be processed at the net asset value determined as of that day. Redemption requests that are received after 4:00 p.m. (Eastern Time) will be processed at the net asset value determined the next Fund Business Day. See "Net Asset Value" below.

BY TELEPHONE. Redemption requests may be made by telephoning the Transfer Agent at the telephone number on the cover page of this Prospectus. A shareholder must provide the Transfer Agent with the class of Shares, the dollar amount or number of shares to be redeemed, shareholder account number, and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption privilege option has been elected on the Account Application or otherwise in writing. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, reasonable procedures will be followed by the Transfer Agent to confirm that such instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent redemption requests, but may be liable if they do not follow these procedures. Shares for which certificates have been issued may not be redeemed by telephone. In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS. Redemptions may be made by letter to the Fund specifying the class of shares, the dollar amount or number of Shares to be redeemed, and the shareholder account number. The letter must also be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign) and, in certain cases, signatures must be guaranteed by an institution that is acceptable to the Transfer Agent. Such institutions include certain banks, brokers, dealers (including municipal and government securities brokers and dealers), credit unions and savings associations. Notaries public are not acceptable. Further documentation may be requested to evidence the authority of the person or entity making the redemption request. Questions concerning the need for signature guarantees or documentation of authority should be directed to the Fund at the above address or by calling the telephone number appearing on the cover of this Prospectus.

If Shares to be redeemed are held in certificate form, the certificates must be enclosed with the redemption request and the assignment form on the back of the certificates, or an assignment separate from the certificates (but accompanied by the certificates), must be signed by all owners in exactly the same way the owners' names are written on the face of the certificates. Requirements for signature guarantees and/or documentation of authority as described above could also apply. For your protection, the Fund suggests that certificates be sent by registered mail.

ADDITIONAL REDEMPTION INFORMATION. Checks for redemption proceeds will normally be mailed within seven days. No redemption proceeds will be mailed until checks in payment for the purchase of the Shares to be redeemed have been cleared, which may take up to 15 calendar days from the purchase date. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record.

The Fund may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that exchange is closed, (ii) the SEC has by order permitted such suspension, or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

If the Trust Board determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may redeem Shares in whole or in part by a distribution in kind of portfolio securities (from the investment portfolio of the Portfolio or of the Fund), in lieu of cash, in conformity with applicable rules of the SEC. The Fund will, however, redeem Shares solely in cash up to the lesser of $250,000 or 1% of net assets during any 90-day period for any one shareholder. In the event that payment for redeemed Shares is made wholly or partly in portfolio securities, the shareholder may be subject to additional risks and costs in converting the securities to cash. See "Additional Purchase and Redemption Information--Redemption in Kind" in the SAI.

The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal income tax purposes.

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem Shares in any account (other than an IRA) if at any time the account does not have a value of at least $10,000, unless the value of the account falls below that amount solely as a result of market activity. Shareholders will be notified that the value of the account is less than $10,000 and be allowed at least 30 days to make an additional investment to increase the account balance to at least $10,000.

NET ASSET VALUE

The net asset value per share of the Fund is calculated separately for each class of Shares of the Fund at 3:00 p.m. (Eastern Time), Monday through Friday, each Fund Business Day, which excludes the following U.S. holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per Share is calculated by dividing the aggregate value of the Fund's assets less all Fund liabilities, if any, by the number of Shares of the Fund outstanding.

In order to maintain a stable net asset value per share of $1.00, the Fund's portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If the market value of a Fund's portfolio deviates more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board will consider whether any action should be initiated to prevent any material dilutive effect on shareholders.

All assets and liabilities of the Portfolio denominated in foreign currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the net asset value of the Fund is calculated.

DIVIDENDS, DISTRIBUTIONS AND TAXES

THE FUND

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. By complying therewith, the Fund will be relieved of Federal income tax on that part of its investment company taxable income or net realized capital gain that is distributed to shareholders (consisting generally of its share of the Portfolio's net investment income and net short-term capital gain); and that part of its net long-term capital gain that is distributed to shareholders. The Fund intends to distribute substantially all of its investment company taxable income and its net realized long-term capital gain at least annually and, therefore, intends not to be subject to Federal income tax. The Fund also may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain. Dividends and capital gain distributions on Investor Shares are reinvested automatically in additional Investor Shares at net asset value unless the shareholder has elected in the Account Application or otherwise in writing to receive distributions in cash.

Dividends and other distributions paid by the Fund with respect to both classes of its shares will be calculated in the same manner and at the same time. The per share dividends on Advisor Shares are expected to be lower than the per share dividends on Investor Shares as a result of 12b-1 fees and other compensation payable to Service Organizations for distribution assistance and shareholder servicing for the Advisor Shares.

Dividends from the Fund's taxable income generally will be taxable to shareholders as ordinary income whether dividends are invested in additional Shares or received in cash. Distributions by the Fund of any net capital gain designated by the Fund as such will be taxable to a shareholder as long-term capital gain regardless of how long the shareholder has held the Shares and whether they are invested in additional Shares or received in cash. Each year the Trust will notify shareholders of the tax status of dividends and other distributions.

As of the date of this Prospectus, and subject to changes in the tax law, a redemption of Shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed Shares. If Shares are redeemed at a loss after being held for six months or less, the loss will be treated as a long-term, rather than a short-term, capital loss to the extent of any capital gain distributions received on those Shares.

The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Depending on the residence of a shareholder for tax purposes, distributions from the Fund may also be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisors as to the tax consequences of their ownership of Share.

The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; see the SAI for further information.

THE PORTFOLIO

The Portfolio will not be required to pay Federal income tax on its net investment income and capital foreign currency gains because it is classified as a partnership for Federal income tax purposes. All interest, dividends, gains and losses of the Portfolio will be deemed to have been "passed through" to the Fund in proportion to its holdings in the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

The Portfolio intends to conduct its operations so as to enable the Fund to qualify as a regulated investment company. Investment income or gains received by the Portfolio from sources within foreign countries may be subject to foreign income or other taxes, which will reduce the return on such investments.

OTHER INFORMATION

CAPITALIZATION AND VOTING

The Trust was organized as a Maryland corporation (called Schroder Capital Funds, Inc.) on July 30, 1969 and on January 9, 1996 was reorganized as a Delaware business trust. The Trust has authority to issue an unlimited number of shares of beneficial interest. The Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may divide such portfolios or series into classes of shares (such as the Investor Shares), and the costs of doing so will be borne by the Trust. The Trust currently consists of nine separate portfolios, each of which has separate investment objectives and policies. The Fund currently consists of two classes of Shares.

Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation except that, due to the differing expenses borne by the classes, dividends and liquidation proceeds for each class will likely differ. Shares are fully paid and non-assessable, and have no pre-emptive rights. Shareholders have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). Each share of the Fund has equal voting rights, except that if a matter affects only the shareholders of a particular class only shareholders of that class shall have a right to vote. On Trust matters requiring shareholder approval, shareholders of the Trust are entitled to vote only with respect to matters that affect the interests of the Fund or the class of shares they hold, except as otherwise required by applicable law.

There will normally be no meetings of shareholders to elect Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. However, the holders of not less than a majority of the outstanding shares of the Trust may remove any person serving as a Trustee and the Trust Board will call a special meeting of shareholders to consider removal of one or more Trustees if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

REPORTS

The Trust sends to each Fund shareholder a semi-annual report and an audited annual report containing the Fund's financial statements.

PERFORMANCE

The Fund's performance may be quoted in advertising in terms of yield, which is based on historical results and is not intended to indicate future performance. The Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield, the Fund takes the interest income it earned from its investments for a 7-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 7-day period.

The Fund's advertisements may reference ratings and rankings among similar mutual funds by independent evaluators such as Morningstar Inc., Lipper Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of the Fund may be compared to recognized indices of market performance. The comparative material found in the Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. This material is not to be considered representative or indicative of future performance. All performance information for the Fund is calculated on a class basis.

CUSTODIAN AND TRANSFER AGENT

Norwest also serves as custodian of the Fund's and of the Portfolio's assets. For its custodial services, Norwest is compensated at an annual rate of up to 0.03% of the average daily net assets of the Fund. Forum Financial Corp. serves as the Fund's transfer and dividend disbursing agent.

SHAREHOLDER INQUIRIES

Inquiries about the Fund, including its past performance, should be directed to:

         Schroder Cash Reserves Fund
         P.O. Box 446
         Portland, Maine 04112

Information about specific shareholder accounts may be obtained from the Transfer Agent by calling (800) 344-8332.

SERVICE ORGANIZATIONS

The Glass-Steagall Act and other applicable laws and regulations provide that banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

FUND STRUCTURE

CLASSES OF SHARES. The Fund has two classes of shares, Investor Shares and Advisor Shares. Advisor Shares are offered by a separate prospectus to individual investors, in most cases through Service Organizations. Advisor Shares incur more expenses than Investor Shares. Except for certain differences, each share of each class represents an undivided, proportionate interest in the Fund. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund except that, due to the differing expenses borne by the two classes, the amount of dividends and other distributions will differ between the classes. Information about Advisor Shares is available from the Fund by calling Schroder Advisors at (800) 730-2932.

THE PORTFOLIO. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has substantially the same investment objective and policies as the Fund. Accordingly, the Portfolio directly acquires its own securities and the Fund acquires an indirect interest in those securities. The Portfolio is a separate series of Core Trust (Delaware) ("Core Trust"), a business trust organized under the laws of the State of Delaware in September 1994. Core Trust is registered under the 1940 Act as an open-end management investment company and currently has [NINE] separate series. The assets of the Portfolio, a diversified portfolio, belong only to, and the liabilities of the Portfolio are borne solely by, the

Portfolio and no other portfolio of Core Trust.

The investment objective and fundamental investment policies of the Fund and the Portfolio can be changed only with shareholder or interestholder approval, respectively. See "Investment Objective, "Investment Policies," and "Management of the Fund" for a complete description of the Portfolio's investment objective, policies, restrictions, management, and expenses.

The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. As of ________________ __, 1997, the Fund is the only institutional investor in the Portfolio. The Portfolio may permit other investment companies or institutional investors to invest in it. All other investors in the Portfolio will invest on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses.

The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by its shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

The Portfolio will not sell its shares directly to members of the general public. Another investor in the Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same public offering price as the Fund and could have different advisory and other fees and expenses than the Fund. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares to members of the general public. Information regarding any such funds in the future will be available from Core Trust by calling Forum Financial Corp. at (207) 879-8903.

Under federal securities law, any person or entity that signs a registration statement may be liable for a misstatement or omission of a material fact in the registration statement. Core Trust, its Trustees and certain of its officers are required to sign the registration statement of the Trust and may be required to sign the registration statements of certain other publicly offered investors in the Portfolio. In addition, under federal securities law, Core Trust could be liable for misstatements or omissions of a material fact in any proxy soliciting material of a publicly offered investor in Core Trust, including the Fund. Each investor in the Portfolio, including the Trust, will indemnify Core Trust and its Trustees and officers ("Core Trust Indemnitees") against certain claims.

Indemnified claims are those brought against Core Trust Indemnitees based on a misstatement or omission of a material fact in the investor's registration statement or proxy materials. No indemnification need be made, however, if such alleged misstatement or omission relates to information about Core Trust and was supplied to the investor by Core Trust. Similarly, Core Trust will indemnify each investor in the Portfolio, including the Fund, for any claims brought against the investor with respect to the investor's registration statement or proxy materials, to the extent the claim is based on a misstatement or omission of a material fact relating to information about Core Trust that is supplied to the investor by Core Trust. In addition, each registered investment company investor in the Portfolio will indemnify each Core Trust Indemnitee against any claim based on a misstatement or omission of a material fact relating to information about a series of the registered investment company that did not invest in the Core Trust. The purpose of these cross-indemnity provisions is principally to limit the liability of Core Trust to information that it knows or should know and can control. With respect to other prospectuses and other offering documents and proxy materials of investors in Core Trust, its liability is similarly limited to information about and supplied by it.

CERTAIN RISKS OF INVESTING IN THE PORTFOLIO. The Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if the Portfolio had a large investor other than the Fund that redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

The Fund may withdraw its entire investment from the Portfolio at any time, if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of the shareholders of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Trust Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would likely incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the Trust Board would consider appropriate alternatives, including the management of the Fund's assets in accordance with its investment objective and policies by NIM, or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, if the Board decided not to permit NIM to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

Each investor in the Portfolio, including the Fund, is liable for all obligations of the Portfolio. The risk to an investor in the Portfolio of incurring financial loss on account of such liability, however, is limited to circumstances in which the Portfolio is unable to meet its obligations, the occurrence of which NIM considers to be quite remote. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue
New York, New York 10019

INVESTMENT SUB-ADVISER
Norwest Investment Management
Norwest Center
Sixth Street and Marquette
Minneapolis, Minnesota  55479

ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue
New York, New York 10019

SUB-ADMINISTRATOR
Forum Administrative Services, Limited Liability Company
Two Portland Square
Portland, Maine  04101

CUSTODIAN
Norwest Bank Minnesota, N.A.
Norwest Center
Sixth Street and Marquette
Minneapolis, Minnesota  55479

TRANSFER AND DIVIDEND DISBURSING AGENT
Forum Financial Corp.
P.O. Box 446
Portland, Maine 04112

INDEPENDENT ACCOUNTANTS
_________________, L.L.P.
One Post Office Square
Boston, Massachusetts 02109

Table of Contents

PROSPECTUS SUMMARY. . . . . . . . . . . . . . . .
FEE TABLE . . . . . . . . . . . . . . . . . . . .
FINANCIAL HIGHLIGHTS. . . . . . . . . . . . . . .
INVESTMENT OBJECTIVE. . . . . . . . . . . . . . .
INVESTMENT POLICIES . . . . . . . . . . . . . . .
RISK CONSIDERATIONS . . . . . . . . . . . . . . .
MANAGEMENT OF THE FUND. . . . . . . . . . . . . .
Board of Trustees . . . . . . . . . . . . . . . .
Investment Adviser and Portfolio Manager. . . . .
Administrative Services . . . . . . . . . . . . .
Expenses. . . . . . . . . . . . . . . . . . . . .
Portfolio Transactions. . . . . . . . . . . . . .
Code of Ethics. . . . . . . . . . . . . . . . . .
INVESTMENT IN THE FUND. . . . . . . . . . . . . .
Purchase of Shares. . . . . . . . . . . . . . . .
Retirement Plans and Individual
  Retirement Accounts . . . . . . . . . . . . . .
Statement of Intention. . . . . . . . . . . . . .
Exchanges . . . . . . . . . . . . . . . . . . . .
Redemption of Shares. . . . . . . . . . . . . . .
Net Asset Value . . . . . . . . . . . . . . . . .
DIVIDENDS, DISTRIBUTIONS
  AND TAXES . . . . . . . . . . . . . . . . . . .
The Fund. . . . . . . . . . . . . . . . . . . . .
The Portfolio . . . . . . . . . . . . . . . . . .
OTHER INFORMATION . . . . . . . . . . . . . . . .
Capitalization and Voting . . . . . . . . . . . .
Reports . . . . . . . . . . . . . . . . . . . . .
Performance . . . . . . . . . . . . . . . . . . .
Custodian and Transfer Agent. . . . . . . . . . .
Shareholder Inquiries . . . . . . . . . . . . . .
Service Organizations . . . . . . . . . . . . . .
Fund Structure. . . . . . . . . . . . . . . . . .

SCHRODER CASH RESERVES FUND

Advisor Shares

This fund seeks to provide high current income, to the extent consistent with the preservation of capital and the maintenance of liquidity, by investing in a broad spectrum of high quality money market instruments of United States and foreign issuers.


[GRAPHIC OF WORLD MAP]


Schroder Cash Reserves Fund (the "Fund"), a separate diversified money market series of Schroder Capital Funds (Delaware), seeks to achieve its investment objective by investing substantially all of its investable assets in Cash Reserves Portfolio, (the "Portfolio"), a separately managed, diversified series of Core Trust (Delaware) ("Core Trust"), an open-end, management investment company registered under the 1940 Act, which invests primarily in a broad spectrum of high quality money market instruments of United States and foreign issuers. The Portfolio has an identical investment objective and substantially similar investment policies as the Fund (see "Other Information - Fund Structure"). Accordingly, the Fund's investment experience will correspond directly with the Portfolio's investment experience

This prospectus sets forth concisely the information you should know before investing and should be retained for future reference. To learn more about the Fund, you may obtain a copy of the Fund's current Statement of Additional Information (the "SAI") which is incorporated by reference into this Prospectus. The SAI dated May [ ], 1997, as amended from time to time has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials for reference on their Internet Web Site (http://www.sec.gov) or may be obtained without charge from the Trust by writing to Two Portland Square, Portland, Maine 04101 or by calling 1-800-290-9826. The Fund has not authorized anyone to provide you with information that is different from what is contained in this prospectus or in other documents to which this prospectus refers you.

MUTUAL FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY. THE SHARES ALSO ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ITS AFFILIATES. MUTUAL FUND SHARES ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS

MAY [  ], 1997

PROSPECTUS SUMMARY

OBJECTIVE: High current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

STRATEGY: Invests primarily in a broad spectrum of high quality money market instruments of United States and foreign issuers.

This prospectus offers Advisor Class shares ("Advisor Shares" or "Shares") of the Fund. The Fund is a separately managed, diversified series of the Trust, an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act").

INVESTMENT ADVISERS. The Fund's investment adviser (the "Adviser") is Schroder Capital Management International Inc. ("Schroder"). As the Fund invests all of its assets in the Portfolio, the Fund does not actively employ the Adviser to manage its investment portfolio. See "Management - Investment Advisory Services." Schroder serves as the Trust's transfer agent, dividend disbursing agent and custodian. See "Management - Shareholder Servicing and Custody."

    The Portfolio's investment adviser is Norwest Investment Management ("NIM"), a part of Norwest Bank Minnesota, N.A. ("Norwest"), Sixth Street and Marquette, Minneapolis, Minnesota 55479, a registered investment adviser under the Investment Advisers Act of 1940. The Fund (and indirectly its shareholders) bears a pro rata portion of the investment advisory fee the Portfolio pays to NIM. See "Management of the Fund -- Investment Adviser and Portfolio Manager." Norwest and the Adviser are sometimes referred to collectively as the "Advisers".

ADMINISTRATIVE SERVICES. Schroder Fund Advisors Inc. ("Schroder Advisors") serves as administrator and distributor of the Fund, and Forum Administrative Services, Limited Liability Company ("Forum") serves as the Fund's sub-administrator.

PURCHASES AND REDEMPTIONS OF SHARES. Shares may be purchased or redeemed by mail, by bank-wire and through your broker-dealer or other financial institution. The minimum initial investment is $100,000. There is no minimum for subsequent investments. See "Investment in the Fund -- Purchase of Shares" and "-- Redemption of Shares."

DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund annually declares and pays as a dividend substantially all of its net investment income and net realized short-term capital gain, and at least annually distributes any net realized long-term capital gain. Dividends and long-term capital gain distributions are reinvested automatically in additional Advisor Shares of the Fund at net asset value unless you elect in your Account Application, or otherwise in writing to receive dividends and other distributions in cash. See "Dividends, Distributions and Taxes."

RISK CONSIDERATIONS. Alone, the Fund is not a balanced investment plan. It is intended for investors seeking high current income, to the extent consistent with the preservation of capital and the maintenance of liquidity; who are willing to accept additional risks, such as investments in foreign issuers. The amount of income earned by the Fund will tend to vary with changes in prevailing interest rates.



                     [GRAPHIC] UNDERSTANDING MUTUAL FUNDS

           -   (SOME SORT OF CALL-OUT BOX EXPLAINING THE DIFFERENCES AMONG
                MONEY MARKET, BOND, EQUITY, ASSET-ALLOCATION FUNDS? OR
                                   SOMETHING ELSE?)
                                          -


                                 [GRAPH OF WORLD MAP]


                                          -

EXPENSES OF INVESTING IN THE FUND

FEE TABLE

The table below is intended to assist you in understanding the expenses that an investor in Advisor Shares of the Fund would incur. There are no transaction expenses associated with purchases or redemptions of Advisor Shares.

Annual Fund Operating Expenses (as a percentage of average net assets)(1)
  Management Fees (after fee waivers)(2)(3). . . . . . . . . . . . . . [0.00]%
  12b-1 Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . None
  Other Expenses (after expense reimbursements)(3) . . . . . . . . . . [0.00]%
  Total Fund Operating Expenses(3) . . . . . . . . . . . . . . . . . . [0.00]%

  (1) Annual Fund Operating Expenses are based on estimated annualized expenses for the Fund's first fiscal year of operations. The Fund's expenses include the Fund's pro rata portion of all operating expenses of the Portfolio. The Trust's Board of Trustees believes that the aggregate per share expenses of the Fund and the Portfolio (after fee waivers and expense reimbursements) will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities held by the Portfolio.
  (2) Management Fees reflect the fees paid by the Portfolio and the Fund for investment advisory and administrative services.
  (3) Without fee waivers and expense reimbursements, Management Fees, Other Expenses and Total Operating Expenses would be ______%, ______%, and _____%, respectively.

SCMI and Schroder Advisors have voluntarily undertaken to waive a portion of their fees and assume certain expenses of the Fund during the current fiscal year in order to limit the Fund's total expenses to _____% of the Fund's average daily net assets. This undertaking cannot be withdrawn except by a majority vote of the Trust's Board of Trustees. See "Management of the Fund --Expenses." EXAMPLE

The table below indicates how much you would pay in total expenses on a $1,000 investment in the Fund, assuming a 5% annual return and reinvestment of all dividends and distributions. The example is based on the expenses listed above. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES OR RETURNS MAY VARY FROM THOSE SHOWN. The 5% annual return is not a prediction of the Fund's return, but is the percentage required by the SEC for use in this example.

After 1 Year            $__

After 3 Years           $__

After 5 Years           $__

After 10 Years          $___


INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The Fund is not a complete investment program The Fund currently seeks to achieve this investment objective by investing all of its investable assets in the Portfolio, which has substantially the same investment objective and policies as the Fund. There can be no assurance that the Fund or Portfolio will achieve its investment objective. The investment objective of the Portfolio may not be changed without approval of the holders of a majority of the outstanding voting interests (defined in the same manner as the phrase "vote of a majority of the outstanding voting securities" is defined in the 1940 Act) of the Portfolio.

INVESTMENT POLICIES

Although the following information describes the investment policies of the Portfolio and the responsibilities of Core Trust's Board of Trustees (the "Core Trust Board"), it applies equally to the Fund and the Trust's Board of Trustees (the "Trust Board"). Additional information concerning the investment policies of the Fund and the Portfolio is contained in the SAI.

The investment objective, and the investment policies of the Portfolio that are designated as fundamental, may not be changed without approval of the holders of a majority of the outstanding voting securities of the Portfolio. A majority of outstanding voting securities means the lesser of (i) 67% of the shares present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented, or (ii) more than 50% of outstanding shares. Unless otherwise indicated, all investment policies of the Fund are not fundamental and may be changed by the Trust Board without approval of the shareholders of the Fund. Likewise, nonfundamental investment policies of the Portfolio may be changed by the Core Trust Board without approval of the Portfolio's interest holders.

The Portfolio will invest only in high quality, short-term money market instruments that are determined by the Adviser, pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. The Portfolio will invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act) and will maintain a dollar-weighted average portfolio maturity of 90 days or less. Securities with ultimate maturities of greater than 397 days may be purchased in accordance with Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities, as described below, may be purchased. The securities in which the Portfolio may invest may have fixed, variable or floating rates of interest.

Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, the Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. Also, the Portfolio may not purchase a security if the value of all securities held by the Portfolio and issued or guaranteed by the same issuer (including letters of credit in support of a security) would exceed 10% of the Portfolio's total assets. In addition, to ensure adequate liquidity, the Portfolio may not invest more than 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. Under the supervision of the Core Trust Board, the Adviser determines and monitors the liquidity of portfolio securities.

As used herein, high quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the Adviser, pursuant to guidelines adopted by the Core Trust Board, to be of comparable quality. The Portfolio will invest at least 95% of its total assets in securities in the highest rating category as determined pursuant to Rule 2a-7. A description of the rating categories of Standard & Poor's, Moody's Investors Service and certain other NRSROs is contained in the SAI.

The market value of the interest-bearing debt securities held by the Portfolio, including municipal securities, will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates; i.e., a decline in interest rates produces an increase in market value, while an increase in rates produces a decrease in market value. Moreover, the longer the remaining maturity of a security, the greater will be the effect of interest rate changes on the market value of that security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of debt securities, including municipal securities, are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The possibility exists, therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may be materially affected.

Although the Portfolio only invests in high quality money market instruments, an investment in the Fund is subject to risk even if all securities in the Portfolio's investment portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value as a result of changes in interest rates and/or the issuer's actual or perceived creditworthiness.

The Portfolio invests in a broad spectrum of high quality money market instruments of United States and foreign issuers.

The following specific policies and limitations are considered at the time of any purchase; NIM may not buy these instruments or use these techniques unless it believes that they are consistent with the Portfolio's objective. The Fund's financial reports are sent to shareholders twice a year. For a free Annual or Semi-Annual Report or SAI, please call 1-800-290-9826.

OBLIGATIONS OF FINANCIAL INSTITUTIONS. The Portfolio may invest in obligations of financial institutions. These include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks.

Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are a debt obligation of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield. Unless there is a readily available market for them, deposits that are subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities.

The Portfolio will limit its investments in obligations of financial institutions (including their branches, agencies and subsidiaries) to institutions which at the time of investment have total assets in excess of one and a half billion dollars, or the equivalent in other currencies. The Portfolio's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both. Investments in foreign bank obligations are limited to banks, branches and subsidiaries located in countries which the Adviser believes do not present undue risk.

The Portfolio normally will invest more than 25% of its total assets in the obligations of domestic and foreign financial institutions, their holding companies, and their subsidiaries. This concentration may result in increased exposure to risks pertaining to the banking industry. These risks include a sustained increase in interest rates, which can adversely affect the availability and cost of a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; regulatory developments; and competition among financial institutions. The Portfolio may not invest more than 25% of its total assets in any other single industry.

UNITED STATES GOVERNMENT SECURITIES AND RELATED ZERO-COUPON SECURITIES. The Portfolio may invest without limit in obligations issued or guaranteed as to principal and interest by the United States Government or by any of its agencies and instrumentalities ("U.S. Government Securities"). The Portfolio may also invest in repurchase agreements and certain zero-coupon securities secured by U.S. Government Securities. Under normal circumstances, however, the Portfolio will invest at least 65% of its total assets in U.S. Government Securities.

UNITED STATES GOVERNMENT SECURITIES. The U.S. Government Securities in which the Portfolio may invest include U.S. Treasury Securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, the U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

U.S. GOVERNMENT AND OTHER RELATED ZERO-COUPON SECURITIES. The Portfolio may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. In addition, the Portfolio may invest in other types of related zero-coupon securities. For instance, a number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). The Portfolio will not invest more than 35% of its total assets in zero-coupon securities other than those issued through the STRIPS program.

FOREIGN GOVERNMENT SECURITIES. The Portfolio may invest in U.S. dollar denominated obligations issued or guaranteed by the governments of countries which the Adviser believes do not present undue risk or of those countries' political subdivisions, agencies or instrumentalities. The Portfolio may also invest in the obligations of supranational organizations such as the International Bank for Reconstruction and Development (the "World Bank") and the Inter-American Development Bank.

MUNICIPAL SECURITIES. The municipal securities in which the Portfolio may invest include short-term municipal bonds and municipal notes and leases. These municipal securities may have fixed, variable or floating rates of interest and may be zero-coupon securities.

When the assets and revenues of an issuing agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity will be deemed to be the sole issuer of the security. Similarly, in the case of a security issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that is backed only by the assets and revenues of the non-governmental user, the non-governmental user will be deemed to be the sole issuer of the security.

The Portfolio may invest without limit in (i) industrial development bonds and in participation interests therein issued by banks; and (ii) obligations of issuers located in one state. If the Portfolio concentrates its investments in this manner, it will be more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the particular state and its political subdivisions.

MUNICIPAL BONDS. Municipal bonds can be classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Municipal bonds include industrial development bonds. Municipal bonds may also be "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer.

The Portfolio may invest in tax-exempt industrial development bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the municipality. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Portfolio will acquire private activity securities only if the interest payments on the security are exempt from Federal income taxation (other than the Alternative Minimum Tax (AMT)).

MUNICIPAL NOTES. Municipal notes, which may be either "general obligation" or "revenue" securities, are intended to fulfill short-term capital needs and generally have original maturities not exceeding one year. They include tax anticipation notes, revenue anticipation notes (which generally are issued in anticipation of various seasonal revenues), bond anticipation notes, construction loan notes and tax-exempt commercial paper. Tax-exempt commercial paper generally is issued with maturities of 270 days or less at fixed rates of interest.

MUNICIPAL LEASES. Municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Lease and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Generally, the Portfolio will invest in municipal lease obligations through certificates of participation.

THE SHORT-TERM MUNICIPAL SECURITIES MARKET. Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal security markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of the Portfolio's investment objective is dependent in part on the continuing ability of the issuers of municipal securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due. Under current Federal tax law, interest on certain municipal securities issued after August 7, 1986 to finance "private activities" ("private activity securities") is a "tax preference item" for purposes of the AMT applicable to certain individuals and corporations even though such interest will continue to be fully tax-exempt for regular Federal income tax purposes. The Portfolio may purchase private activity securities, the interest on which may constitute a "tax preference item" for purposes of the AMT.

It is anticipated that the municipal securities held by the Portfolio will be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by Federal deposit insurance) or put or demand features, of third party financial institutions, generally domestic and foreign banks. Accordingly, to some extent, the credit quality and liquidity of the Portfolio will be dependent in part upon the credit quality of the banks supporting the Portfolio's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support. The Portfolio's policy is to purchase municipal securities with third party credit or liquidity support only after the Adviser has considered the creditworthiness of the financial institution providing the support and believes that the security presents minimal credit risk.

The Portfolio may purchase long term municipal securities with various maturity shortening provisions. For instance, variable rate demand notes ("VRDN") are municipal bonds with maturities of up to 40 years that are sold with a demand feature (an option for the holder of the security to sell the security back to the issuer) which may be exercised by the security holder at predetermined intervals, usually daily or weekly. The interest rate on the security is typically reset by a remarketing or similar agent at prevailing interest rates. VRDNs may be issued directly by the municipal issuer or created by a bank, broker-dealer or other financial institution by selling a previously issued long-term bond with a demand feature attached. Similarly, tender option bonds (also referred to as certificates of participation) are municipal securities with relatively long original maturities and fixed rates of interest that are coupled with an agreement of a third party financial institution under which the third party grants the security holders the option to tender the securities to the institution and receive the face value thereof. The option may be exercised at periodic intervals, usually six months to a year. As consideration for providing the option, the financial institution receives a fee equal to the difference between the underlying municipal security's fixed rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of the interest rate determination. These bonds effectively provide the holder with a demand obligation that bears interest at the prevailing short-term municipal securities interest rate. Tender option bonds are generally held pursuant to a custodial arrangement.

The Portfolio also may acquire "puts" on municipal securities it purchases. A put gives the Portfolio the right to sell the municipal security at a specified price at any time before a specified date. The Portfolio will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Portfolio to invest its funds at more favorable rates. Generally, the Portfolio will buy a municipal security that is accompanied by a put only if the put is available at no extra cost. In some cases, however, the Portfolio may pay an extra amount to acquire a put, either in connection with the purchase of the related municipal security or separately from the purchase of the security.

The Portfolio may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

CORPORATE DEBT SECURITIES. The Portfolio may invest in corporate debt obligations of domestic or foreign issuers, including commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations and corporate notes and bonds.

The Portfolio may invest in privately issued commercial paper or other corporate instruments which are restricted as to disposition under Federal securities law. Any sale of this paper may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption therefrom. Some of these restricted securities, however, are eligible for resale to institutional investors, and accordingly, a liquid market may exist for them. Pursuant to guidelines adopted by the Core Trust Board, the Adviser will determine whether each such investment is liquid.

PARTICIPATION INTERESTS. The Portfolio may purchase from financial institutions participations in loans or securities. A participation interest gives the Portfolio an undivided interest in the loan or security in the proportion that the Portfolio's interest bears to the total principal amount of the security. For certain participation interests the Portfolio will have the right to demand payment, on not more than seven days' notice, for all or a part of the Portfolio's participation interest. The Portfolio intends to exercise any demand rights they may have only upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Portfolio's investment portfolio. The Portfolio will not invest more than 10% of its total assets in participation interests in which the Portfolio does not have demand rights.

RISK CONSIDERATIONS

FOREIGN INVESTMENTS. All investments, domestic and foreign, involve risks: investment in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. While the Portfolio will generally invest only in securities of companies and governments in countries that NIM, in its judgment, considers both politically and economically stable, all foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital. Foreign investments are subject to the risk of changes in foreign governmental attitudes towards private investment that could lead to nationalization, increased taxation or confiscation of Portfolio assets.

Moreover, (i) dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income earned by the Portfolio; (ii) commission rates payable on foreign portfolio transactions are generally higher than in the United States; (iii) accounting, auditing and financial reporting standards differ from those in the United States, which means that less information about foreign companies may be available than is generally available about issuers of comparable securities in the United States; (iv) foreign securities often trade less frequently and with less volume than United States securities and consequently may exhibit greater price volatility; and (v) foreign securities trading practices, including those involving securities settlement, may expose the Portfolio to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer or registrar.

ADDITIONAL INVESTMENT POLICIES AND RISK CONSIDERATIONS.

The Fund may enter into repurchase agreements and into reverse repurchase agreements (which are considered borrowings), may lend its securities and may purchase securities on a forward commitment basis as described below. As a fundamental policy, the Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. Borrowing for other than meeting redemption requests will not exceed 5% of the value of the Portfolio's net assets. The Fund is permitted to invest in other investment companies which intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies.

The Portfolio's use of repurchase agreements, reverse repurchase agreements, securities lending and forward commitments entails certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, the Portfolio might suffer a loss. Failure by the other party to deliver a security purchased by the Portfolio may result in a missed opportunity to make an alternative investment. The Adviser monitors the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when it believes the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks.

The Trust's custodian will set aside and maintain in a segregated account cash, U.S. Government Securities and other liquid, high-grade debt securities with a market value at all times at least equal to the amount of the Portfolio's forward commitment and reverse repurchase agreement obligations in accordance with SEC guidelines. As a result of entering forward commitments and reverse repurchase agreements, as well as lending its portfolio securities, the Portfolio is exposed to greater potential fluctuations in the value of their assets.

REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements, which are a means of investing monies for a short period:, a seller -- a U.S. bank or recognized broker-dealer -- sells securities to the Portfolio and agrees to repurchase them (at the Portfolio's cost plus interest) within a specified period (normally one day). The values of the underlying securities purchased by the Portfolio are monitored at all times by NIM to ensure that the total value of the securities equals or exceeds the value of the repurchase agreement. The Portfolio's custodian bank holds the securities until they are repurchased. If the seller defaults under a repurchase agreement, the Portfolio may have difficulty exercising its rights to the underlying securities and may incur costs and experience time delays in disposing of them. To evaluate potential risk, NIM reviews the creditworthiness of banks and dealers with which the Portfolio enters into repurchase agreements.

LOANS OF PORTFOLIO SECURITIES. The Portfolio may lend portfolio securities (otherwise than in repurchase transactions) to brokers, dealers and other financial institutions meeting specified credit conditions if the loan is collateralized in accordance with applicable regulatory requirements and if, after any loan, the value of the securities loaned does not exceed 33 1/3% of the Portfolio's total asset value. By so doing, the Portfolio attempts to earn interest income. In the event of the other party bankruptcy, the Portfolio could experience delays in recovering the securities it lent; if, in the meantime, the value of the securities the Portfolio lent has increased, the Portfolio could experience a loss.

The Portfolio may lend its securities if it maintains collateral in a segregated account liquid assets equal to the current market value of the securities loaned (including accrued interest thereon) plus the loan interest payable to the Portfolio. Any securities that the Portfolio receives as collateral will not become part of its portfolio at the time of the loan; In the event of a default by the borrower, the Portfolio will (if permitted by law) dispose of such collateral except for such part thereof that is a security in which the Portfolio is permitted to invest. While the securities are on loan, the borrower will pay the Portfolio any accrued income on those securities, and the Portfolio may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Cash collateral received by the Portfolio will be invested in U.S. Government securities and liquid high grade debt obligations. The value of securities loaned will be marked to market daily. Portfolio securities purchased with cash collateral are subject to possible depreciation. Loans of securities by the Portfolio will be subject to termination at the Portfolio's or the borrower's option. The Portfolio may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the Trust's Board of Trustees.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. The Portfolio may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment may take place a month or more after the date of the commitment. There is no overall limit on the percentage of the Portfolio's assets that may be committed to the purchase of securities on a when-issued or delayed delivery basis. In addition, forward commitments will not be entered into if the aggregate of the commitments exceeds 15% of the value of the Portfolio's total assets. An increase in the percentage of the Portfolio's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of the Portfolio's net asset value.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements, which are transactions in which the Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no specified repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Portfolio will use the proceeds of reverse repurchase agreements only to fund redemptions or to make investments which generally either mature or have a demand feature to resell to the issuer on a date not later than the expiration of the agreement. Interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Portfolio with those monies.

VARIABLE AND FLOATING RATE SECURITIES. The securities in which the Portfolio invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the indexes or market rates upon which the interest rate adjustments are based. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by the Portfolio may be tied to Treasury or other government securities or indices on those securities as well as any other rate of interest or index.

There may not be an active secondary market for any particular floating or variable rate instrument which could make it difficult for the Portfolio to dispose of the instrument if the issuer defaulted on its repayment obligation during periods that the Portfolio is not entitled to exercise any demand rights it may have. The Portfolio could, for this or other reasons, suffer a loss with respect to an instrument. The Adviser monitors the liquidity of the Portfolio's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

VARIABLE AND FLOATING RATE DEMAND NOTES. The Portfolio may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

MORTGAGE- AND ASSET-BACKED SECURITIES. The Portfolio may purchase fixed or adjustable rate mortgage or other asset-backed securities, including securities backed by automobile loans, equipment leases or credit card receivables. These securities may be U.S. Government Securities or, privately issued and directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgage or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities may include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities. Some adjustable rate securities (or the underlying loans) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security.

ZERO-COUPON SECURITIES. The Portfolio may invest in zero-coupon securities (such as Treasury bills), which are securities that are sold at original issue discount and pay no interest to holders prior to maturity, but the Portfolio must include a portion of the original issue discount of the security as income. Because the Portfolio distributes substantially all of its net investment income, the Portfolio may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss. Zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Portfolio may invest.

MANAGEMENT OF THE FUND

BOARDS OF TRUSTEES

The business and affairs of the Fund are managed under the direction of the Trust Board and those of the Portfolio are managed under the direction of the Core Trust Board (collectively the "Trusts"). Additional information regarding the trustees and executive officers of the Trusts may be found in the SAI under the heading "Management, Trustees and Officers."

INVESTMENT ADVISORY SERVICES

The Fund currently invests all of its assets in the Portfolio and has since its inception. The Fund may withdraw its investment from the Portfolio, for which NIM serves as investment adviser, at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. See "Other Information -- Core Trust Structure"-- Certain Risks of Investing in the Portfolio." Accordingly, the Fund has retained the Adviser as its investment adviser and NIM as its investment subadviser to manage the Fund's assets in the event the Fund so withdraws its investment. Neither the Adviser or NIM will receive any advisory or subadvisory fees with respect to the Fund as long as the Fund remains completely invested in the Portfolio or any other investment company.

INVESTMENT ADVISER AND PORTFOLIO MANAGER

As investment adviser to the Portfolio, NIM manages the Portfolio and continuously reviews, supervises and administers its investments. In this regard, NIM is responsible for making decisions relating to the Portfolio's investments and placing purchase and sale orders regarding such investments with brokers or dealers selected by it in its discretion. For its services with respect to the Portfolio, the Investment Advisory Agreement between NIM and Core Trust provides that NIM will receive a monthly advisory fee at the annual rate of [_____]% of the Portfolio's average daily net assets, which the Fund indirectly bears through its investment in the Portfolio.

NIM which is located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479-0063, is a part of Norwest, a subsidiary of Norwest Corporation, which is a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of June 30, 1996, Norwest Corporation was the 12th largest bank holding company in the United States in terms of assets. As of that date, the Adviser managed or provided investment advice with respect to assets totaling approximately $22 billion.

The Adviser provides investment management services to the Fund pursuant to an investment advisory agreement between Schroder and the Trust. Subject to the general supervision of the

Board, Schroder would continuously review, supervise and administer the Fund's investment program or oversee the investment decisions of the investment subadviser, as applicable, if the Fund were to invest directly in securities. For the Adviser's services, Schroder receives from the Fund an advisory fee at an annual rate of [_____]% of the average daily net assets for the first $300 million of net assets of the Fund, [_____]% of the average daily net assets for the next $400 million net assets of the Fund, and [_____]% of the average daily net assets of the Fund's remaining net assets.

The Adviser, whose principal business address is 787 Seventh Avenue, New York, New York 10019, is a wholly-owned U.S. subsidiary of Schroders Incorporated, the wholly-owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large worldwide group of banks and financial services companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in eighteen countries. The Schroder Group specializes in providing investment management services and, as of December 31, 1996, had assets under management of approximately $130 billion.

PORTFOLIO MANAGERS. The Fund invests all of its assets in the Portfolio and, accordingly, there is currently no portfolio manager for the Fund. Many persons on the advisory staff of the Adviser contribute to the investment services provided to the Portfolio. David D. Sylvester and Laurie R. White are primarily responsible for the day-to-day management of the Portfolio. Mr. Sylvester has been associated with Norwest for 15 years, the last 7 years as a Vice President and Senior Portfolio Manager. He has over 20 years' experience in managing securities portfolios. Ms. White has been a Vice President and Senior Portfolio Manger of Norwest since 1991; from 1989 to 1991, she was a Portfolio Manager at Richfield Bank and Trust. Mr. Sylvester and Ms. White have served as portfolio managers of the Portfolio since its inception.

The Fund began pursuing its investment objective through investment in the Portfolio on [____ __, 1997]. The Fund may withdraw its investment from the Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. See "Other Information -- Fund Structure." Accordingly, the Fund has retained Schroder as its investment adviser to manage the Fund's assets in the event the Fund withdraws its investment. Schroder does not receive an investment advisory fee with respect to the Fund so long as the Fund remains completely invested in the Portfolio (or any other investment company). If the Fund resumes directly investing in portfolio securities, the Fund will pay Schroder a monthly advisory fee equal on an annual basis to [0.50]% of the first $100 million of the Fund's average daily net assets; [0.40]% of the next $150 million of average daily net assets; and [0.35]% of average daily net assets in excess of $250 million. The investment advisory contract between Schroder and the Trust with respect to the Fund is the same in all material respects as the investment advisory contract between Schroder and Core Trust with respect to the Portfolio (except as to the parties, the fees payable thereunder, the circumstances under which fees will be paid and the jurisdiction whose laws govern the agreement).

ADMINISTRATIVE SERVICES

On behalf of the Fund, the Trust has entered into an administrative services contract with Schroder Advisors, 787 Seventh Avenue, New York, New York 10019. On behalf of the Portfolio, the Trust has also entered into a sub-administration agreement with Forum, Two Portland Square, Portland, Maine 04101. Pursuant to these agreements, Schroder Advisors and Forum provide certain management and administrative services necessary for the Fund's operations. Schroder Advisors is compensated at the annual rate of [0.00]% of the Portfolio's average daily net assets. Forum is compensated at the annual rate of [0.00]% of the Portfolio's average daily net assets.

Schroder Advisors and Forum provide similar services to the Portfolio, for which the Portfolio pays Schroder Advisors at an annual rate of [0.000]% of the Portfolio's average daily net assets and pays Forum a monthly fee at the annual rate of [0.000]% of the Portfolio's average daily net assets.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

Schroder Advisors acts as distributor of the Fund's shares. Schroder Advisors was organized in 1989 and registered as a broker-dealer to serve as an administrator and distributor of the Fund and other mutual funds. Under a distribution plan, adopted pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan") by the Trust on behalf of the Advisor Shares of the Fund, the Trust each month may compensate Schroder Advisors or others for costs and reimburse expenses incurred in connection with the distribution of Advisor Shares. This payment is subject to a limit of an annual rate of 0.50% of the Fund's average daily net assets attributable to Advisor Shares. The maximum annual amount payable under the Distribution Plan is currently 0.25%, but no payments will be made under the Distribution Plan with respect to Advisor Shares until the Board so authorizes.

Payments under the Distribution Plan may be for various types of costs, including: (i) advertising expenses, (ii) costs of printing prospectuses and other materials to be given or sent to prospective investors, (iii) expenses of sales employees or agents of Schroder Advisors, including salary, commissions, travel and related expenses in connection with the distribution of Advisor Shares, (iv) payments to broker-dealers who advise shareholders regarding the purchase, sale, or retention of Advisor Shares, and (v) payments to banks, trust companies, broker-dealers (other than Schroder Advisors) or other financial organizations (collectively, "Service Organizations"). Payments to Service Organizations under the Distribution Plan are calculated by reference to the average daily net assets of Advisor Shares held by shareholders who have a brokerage or other service relationship with the Service Organization. The Fund will not be liable for distribution expenditures made by Schroder Advisors in any given year in excess of the maximum amount payable under the Distribution Plan in that year. Costs or expenses in excess of the annual limit may not be carried forward to future years. Salary expenses of sales personnel who are responsible for marketing various shares of portfolios of the Trust may be allocated to those portfolios, including the Advisor Shares of the Fund, that have adopted a plan similar to that of the Fund on the basis of average daily net assets. Travel expenses may be allocated to, or divided among, the particular portfolios of the Trust for which they are incurred.

The Trust, on behalf of the Fund, has also adopted a shareholder services plan (the "Shareholder Services Plan"), pursuant to which Schroder Advisors is authorized to pay Service Organizations a servicing fee. Payments under the Shareholder Services Plan may be for various types of services, including: (i) answering customer inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Fund may be effected and other matters pertaining to the Fund's services, (ii) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, (iii) assisting shareholders in arranging for processing purchase, exchange and redemption transactions, (iv) arranging for the wiring of funds, (v) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts, (vi) integrating periodic statements with other customer transactions and (vii) providing such other related services as the shareholder may request. The maximum amount payable under the Shareholder Services Plan to Schroder Advisors is 0.25% of the Fund's average daily net assets attributable to Advisor Shares.

Payments to Service Organizations under the Shareholder Services Plan are calculated by reference to the average daily net assets of Advisor Shares held by shareholders who have a brokerage or other service relationship with the Service Organization. Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum or subsequent investments specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by Schroder Advisors. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

EXPENSES

SCMI and Schroder Advisors have voluntarily undertaken to waive a portion of their fees or assume certain expenses of the Fund in order to limit total Fund expenses (excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses) chargeable to Advisor Shares to [0.00]% of the average daily net assets of the Fund attributable to those shares. This expense limitation cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust who are not affiliated persons (as defined in the 1940 Act) of the Trust. If expense reimbursements are required, they will be made on a monthly basis; SCMI will reimburse the Fund for four-fifths of the amount required and Schroder Advisors will reimburse the Fund for the remaining one-fifth.

INVESTMENT IN THE FUND

PURCHASE OF SHARES

Investors may purchase Advisor Shares directly from the Trust. Prospectuses, sales material and Account Applications can be obtained from the Trust or through Forum Financial Corp., the

Fund's transfer agent (the "Transfer Agent"). (See "Other Information -- Shareholder Inquiries"). Investments may also be made through Service Organizations that assist their customers in purchasing shares of the Fund. Such Service Organizations may charge their customers a service fee for processing orders to purchase or sell shares of the Fund. Investors wishing to purchase shares through their accounts at a Service Organization should contact that organization directly for appropriate instructions.

Shares of the Fund are offered at the net asset value next determined after receipt of a completed Account Application (at the address set forth below). The minimum initial investment is $100,000. There is no minimum for subsequent investments. All purchase payments are invested in full and fractional shares. The Fund is authorized to reject any purchase order.

Purchases may be made by mailing a check (in U.S. dollars), payable to Schroder Cash Reserves Fund, to:

     Schroder Cash Reserves Fund -- Advisor Shares
     P.O. Box 446
     Portland, Maine 04112

For initial purchases, the check must be accompanied by a completed Account Application in proper form. Further documentation, such as corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, directors or custodians to evidence the authority of the person or entity making the subscription request.

Investors and Service Organizations (on behalf of their customers) may transmit purchase payments by Federal Reserve Bank wire directly to the Fund as follows:

     Chase Manhattan Bank
     New York, NY
     ABA No.: 021000021
     For Credit To: Forum Financial Corp.
     Acct. No.: 910-2-718187
     Ref.: Schroder Cash Reserves Fund -- Advisor Shares
     Account of: (shareholder name)
     Account Number: (shareholder account number)

The wire order must specify the name of the Fund, the Shares' class (I.E., Advisor), the account name and number, address, confirmation number, amount to be wired, name of the wiring bank, and name and telephone number of the person to be contacted in connection with the order. If the initial investment is by wire, an account number will be assigned and an Account Application must be completed and mailed to the Fund before any account becomes active. Wire orders received prior to 4:00 p.m. (Eastern Time) on each day that the New York Stock Exchange is open for trading (a "Fund Business Day") will be processed at the net asset value determined as of that day. Wire orders received after 4:00 p.m. (Eastern Time) will be processed at the net asset value determined as of the next Fund Business Day. See "Net Asset Value" below.

The Fund's Transfer Agent, as the shareholder's agent, establishes for each shareholder of record, an open account to which, all shares purchased and all dividends and capital gain distributions that are reinvested in additional shares are credited. Although most shareholders elect not to receive share certificates, certificates for full shares can be obtained by specific written request to the Fund's Transfer Agent. No certificates are issued for fractional shares.

The Transfer Agent will deem an account lost if six months have passed since correspondence to the shareholder's address of record is returned, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost, dividends and capital gains are reinvested. In addition, the amount of any outstanding checks for dividends and capital gains that have been returned to the Transfer Agent will be reinvested and such checks will be canceled.

RETIREMENT PLANS AND INDIVIDUAL RETIREMENT ACCOUNTS

Shares of the Fund are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available upon request. Before investing in the Fund through one of these plans, investors should consult their tax advisors.

The Fund may be used as an investment vehicle for an IRA including SEP-IRA. An IRA naming The First National Bank of Boston as custodian is available from the Trust or the Transfer Agent. The minimum initial investment for an IRA is $2,000; the minimum subsequent investment is $250. Under certain circumstances contributions to an IRA may be tax deductible. IRAs are available to individuals (and their spouses) who receive compensation or earned income whether or not they are active participants in a tax-qualified or government-approved retirement plan. An IRA contribution by an individual or spouse who participates in a tax-qualified or government-approved retirement plan may not be deductible, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before effecting a rollover.]

EXCHANGES

Shareholders may exchange shares of the Fund for shares of any other series of Schroder Capital Funds (Delaware) so long as they maintain the respective minimum account balance in each Fund in which they own shares. Exchanges between each Fund are at net asset value.

An exchange is considered to be a sale of shares for Federal income tax purposes on which a shareholder may realize a capital gain or loss. An exchange may be made by calling FFC at (800) 344-8332 or by mailing written instructions to Schroder Capital Funds (Delaware), P.O. Box 446, Portland, Maine 04112. Exchange privileges may be exercised only in those states where shares of the other series of Schroder Capital Funds (Delaware) may legally be sold, and may be amended or terminated at any time upon sixty (60) days' notice.

REDEMPTION OF SHARES

Shares of the Fund are redeemed at their next determined net asset value after receipt by the Fund (at the address set forth above under "Purchase of Shares") of a redemption request in proper form. Redemption requests may be made between 9:00 a.m. and 6:00 p.m. (Eastern Time) on each Fund Business Day. Redemption requests that are received prior to 4:00 p.m. (Eastern Time) will be processed at the net asset value determined as of that day. Redemption requests that are received after 4:00 p.m. (Eastern Time) will be processed at the net asset value determined the next Fund Business Day. See "Net Asset Value" below.

BY TELEPHONE. Redemption requests may be made by telephoning the Transfer Agent at the telephone number on the cover page of this Prospectus. A shareholder must provide the Transfer Agent with the class of Shares, the dollar amount or number of shares to be redeemed, shareholder account number, and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption privilege option has been elected on the Account Application or otherwise in writing. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, reasonable procedures will be followed by the Transfer Agent to confirm that such instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent redemption requests, but may be liable if they do not follow these procedures. Shares for which certificates have been issued may not be redeemed by telephone. In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS. Redemptions may be made by letter to the Fund specifying the class of shares, the dollar amount or number of Shares to be redeemed, and the shareholder account number. The letter must also be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign) and, in certain cases, signatures must be guaranteed by an institution that is acceptable to the Transfer Agent. Such institutions include certain banks, brokers, dealers (including municipal and government securities brokers and dealers), credit unions and savings associations. Notaries public are not acceptable. Further documentation may be requested to evidence the authority of the person or entity making the redemption request. Questions concerning the need for signature guarantees or documentation of authority should be directed to the Fund at the above address or by calling the telephone number appearing on the cover of this Prospectus.

If Shares to be redeemed are held in certificate form, the certificates must be enclosed with the redemption request and the assignment form on the back of the certificates, or an assignment separate from the certificates (but accompanied by the certificates), must be signed by all owners in exactly the same way the owners' names are written on the face of the certificates. Requirements for signature guarantees and/or documentation of authority as described above could also apply. For your protection, the Fund suggests that certificates be sent by registered mail.

ADDITIONAL REDEMPTION INFORMATION. Checks for redemption proceeds will normally be mailed within seven days. No redemption proceeds will be mailed until checks in payment for the purchase of the Shares to be redeemed have been cleared, which may take up to 15 calendar days from the purchase date. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record.

The Fund may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that exchange is closed, (ii) the SEC has by order permitted such suspension, or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

If the Trust Board determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may redeem Shares in whole or in part by a distribution in kind of portfolio securities (from the investment portfolio of the Portfolio or of the Fund), in lieu of cash, in conformity with applicable rules of the SEC. The Fund will, however, redeem Shares solely in cash up to the lesser of $250,000 or 1% of net assets during any 90-day period for any one shareholder. In the event that payment for redeemed Shares is made wholly or partly in portfolio securities, the shareholder may be subject to additional risks and costs in converting the securities to cash. See "Additional Purchase and Redemption Information -- Redemption in Kind" in the SAI.

The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal income tax purposes.

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem Shares in any account (other than an IRA) if at any time the account does not have a value of at least $10,000, unless the value of the account falls below that amount solely as a result of market activity. Shareholders will be notified that the value of the account is less than $10,000 and be allowed at least 30 days to make an additional investment to increase the account balance to at least $10,000.

NET ASSET VALUE

The net asset value per share of the Fund is calculated separately for each class of Shares of the Fund at 3:00 p.m. (Eastern Time), Monday through Friday, each Fund Business Day, which excludes the following U.S. holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per Share is calculated by dividing the aggregate value of the Fund's assets less all Fund liabilities, if any, by the number of Shares of the Fund outstanding.

In order to maintain a stable net asset value per share of $1.00, the Fund's portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If the market value of a Fund's portfolio deviates more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board will consider whether any action should be initiated to prevent any material dilutive effect on shareholders.

All assets and liabilities of the Portfolio denominated in foreign currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the net asset value of the Fund is calculated.

DIVIDENDS, DISTRIBUTIONS AND TAXES

THE FUND

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. By complying therewith, the Fund will be relieved of Federal income tax on that part of its investment company taxable income or net realized capital gain that is distributed to shareholders (consisting generally of its share of the Portfolio's net investment income and net short-term capital gain); and that part of its net long-term capital gain that is distributed to shareholders. The Fund intends to distribute substantially all of its investment company taxable income and its net realized long-term capital gain at least annually and, therefore, intends not to be subject to Federal income tax. The Fund also may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain. Dividends and capital gain distributions on Advisor Shares are reinvested automatically in additional Advisor Shares at net asset value unless the shareholder has elected in the Account Application or otherwise in writing to receive distributions in cash.

Dividends and other distributions paid by the Fund with respect to both classes of its shares will be calculated in the same manner and at the same time. The per share dividends on Advisor Shares are expected to be lower than the per share dividends on Investor Shares as a result of 12b-1 fees and other compensation payable to Service Organizations for distribution assistance and shareholder servicing for the Advisor Shares.

Dividends from the Fund's taxable income generally will be taxable to shareholders as ordinary income whether dividends are invested in additional Shares or received in cash. Distributions by the Fund of any net capital gain designated by the Fund as such will be taxable to a shareholder as long-term capital gain regardless of how long the shareholder has held the Shares and whether they are invested in additional Shares or received in cash. Each year the Trust will notify shareholders of the tax status of dividends and other distributions.

As of the date of this Prospectus, and subject to changes in the tax law, a redemption of Shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed Shares. If Shares are redeemed at a loss after being held for six months or less, the loss will be treated as a long-term, rather than a short-term, capital loss to the extent of any capital gain distributions received on those Shares.

The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Depending on the residence of a shareholder for tax purposes, distributions from the Fund may also be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisors as to the tax consequences of their ownership of Share.

The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; see the SAI for further information.

THE PORTFOLIO

The Portfolio will not be required to pay Federal income tax on its net investment income and capital foreign currency gains because it is classified as a partnership for Federal income tax purposes. All interest, dividends, gains and losses of the Portfolio will be deemed to have been "passed through" to the Fund in proportion to its holdings in the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

The Portfolio intends to conduct its operations so as to enable the Fund to qualify as a regulated investment company. Investment income or gains received by the Portfolio from sources within foreign countries may be subject to foreign income or other taxes, which will reduce the return on such investments.

OTHER INFORMATION

CAPITALIZATION AND VOTING

The Trust was organized as a Maryland corporation (called Schroder Capital Funds, Inc.) on July 30, 1969 and on January 9, 1996 was reorganized as a Delaware business trust. The Trust has authority to issue an unlimited number of shares of beneficial interest. The Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may divide such portfolios or series into classes of shares (such as the Advisor Shares), and the costs of doing so will be borne by the Trust. The Trust currently consists of nine separate portfolios, each of which has separate investment objectives and policies. The Fund currently consists of two classes of Shares.

Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation except that, due to the differing expenses borne by the classes, dividends and liquidation proceeds for each class will likely differ. Shares are fully paid and non-assessable, and have no pre-emptive rights. Shareholders have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). Each share of the Fund has equal voting rights, except that if a matter affects only the shareholders of a particular class only shareholders of that class shall have a right to vote. On Trust matters requiring shareholder approval, shareholders of the Trust are entitled to vote only with respect to matters that affect the interests of the Fund or the class of shares they hold, except as otherwise required by applicable law.

There will normally be no meetings of shareholders to elect Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. However, the holders of not less than a majority of the outstanding shares of the Trust may remove any person serving as a Trustee and the Trust Board will call a special meeting of shareholders to consider removal of one or more Trustees if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

REPORTS

The Trust sends to each Fund shareholder a semi-annual report and an audited annual report containing the Fund's financial statements.

PERFORMANCE

The Fund's performance may be quoted in advertising in terms of yield, which is based on historical results and is not intended to indicate future performance. The Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield, the Fund takes the interest income it earned from its investments for a 7-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 7-day period.

The Fund's advertisements may reference ratings and rankings among similar mutual funds by independent evaluators such as Morningstar Inc., Lipper Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of the Fund may be compared to recognized indices of market performance. The comparative material found in the Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. This material is not to be considered representative or indicative of future performance. All performance information for the Fund is calculated on a class basis.

CUSTODIAN AND TRANSFER AGENT

Norwest also serves as custodian of the Fund's and of the Portfolio's assets. For its custodial services, Norwest is compensated at an annual rate of up to 0.03% of the average daily net assets of the Fund. Forum Financial Corp. serves as the Fund's transfer and dividend disbursing agent.

SHAREHOLDER INQUIRIES

Inquiries about the Fund, including its past performance, should be directed to:

     Schroder Cash Reserves Fund
     P.O. Box 446
     Portland, Maine 04112

Information about specific shareholder accounts may be obtained from the Transfer Agent by calling (800) 344-8332.

SERVICE ORGANIZATIONS

The Glass-Steagall Act and other applicable laws and regulations provide that banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

FUND STRUCTURE

CLASSES OF SHARES. The Fund has two classes of shares, Investor Shares and Advisor Shares. Investor Shares are offered by a separate prospectus to individual investors, in most cases through Service Organizations. Advisor Shares incur more expenses than Investor Shares. Except for certain differences, each share of each class represents an undivided, proportionate interest in the Fund. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund except that, due to the differing expenses borne by the two classes, the amount of dividends and other distributions will differ between the classes. Information about Advisor Shares is available from the Fund by calling Schroder Advisors at (800) 730-2932.

THE PORTFOLIO. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has substantially the same investment objective and policies as the Fund. Accordingly, the Portfolio directly acquires its own securities and the Fund acquires an indirect interest in those securities. The Portfolio is a separate series of Core Trust (Delaware) ("Core Trust"), a business trust organized under the laws of the State of Delaware in September 1994. Core Trust is registered under the 1940 Act as an open-end management investment company and currently has [NINE] separate series. The assets of the Portfolio, a diversified portfolio, belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust.

The investment objective and fundamental investment policies of the Fund and the Portfolio can be changed only with shareholder or interestholder approval, respectively. See "Investment Objective, "Investment Policies," and "Management of the Fund" for a complete description of the Portfolio's investment objective, policies, restrictions, management, and expenses.

The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. As of ________________ __, 1997, the Fund is the only institutional investor in the Portfolio. The Portfolio may permit other investment companies or institutional investors to invest in it. All other investors in the Portfolio will invest on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses.

The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by its shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

The Portfolio will not sell its shares directly to members of the general public. Another investor in the Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same public offering price as the Fund and could have different advisory and other fees and expenses than the Fund. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares to members of the general public. Information regarding any such funds in the future will be available from Core Trust by calling Forum Financial Corp. at (207) 879-8903.

Under federal securities law, any person or entity that signs a registration statement may be liable for a misstatement or omission of a material fact in the registration statement. Core Trust, its Trustees and certain of its officers are required to sign the registration statement of the Trust and may be required to sign the registration statements of certain other publicly offered investors in the Portfolio. In addition, under federal securities law, Core Trust could be liable for misstatements or omissions of a material fact in any proxy soliciting material of a publicly offered investor in Core Trust, including the Fund. Each investor in the Portfolio, including the Trust, will indemnify Core Trust and its Trustees and officers ("Core Trust Indemnitees") against certain claims.

Indemnified claims are those brought against Core Trust Indemnitees based on a misstatement or omission of a material fact in the investor's registration statement or proxy materials. No indemnification need be made, however, if such alleged misstatement or omission relates to information about Core Trust and was supplied to the investor by Core Trust. Similarly, Core

Trust will indemnify each investor in the Portfolio, including the Fund, for any claims brought against the investor with respect to the investor's registration statement or proxy materials, to the extent the claim is based on a misstatement or omission of a material fact relating to information about Core Trust that is supplied to the investor by Core Trust. In addition, each registered investment company investor in the Portfolio will indemnify each Core Trust Indemnitee against any claim based on a misstatement or omission of a material fact relating to information about a series of the registered investment company that did not invest in the Core Trust. The purpose of these cross-indemnity provisions is principally to limit the liability of Core Trust to information that it knows or should know and can control. With respect to other prospectuses and other offering documents and proxy materials of investors in Core Trust, its liability is similarly limited to information about and supplied by it.

CERTAIN RISKS OF INVESTING IN THE PORTFOLIO. The Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if the Portfolio had a large investor other than the Fund that redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

The Fund may withdraw its entire investment from the Portfolio at any time, if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of the shareholders of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Trust Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would likely incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the Trust Board would consider appropriate alternatives, including the management of the Fund's assets in accordance with its investment objective and policies by NIM, or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, if the Board decided not to permit NIM to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

Each investor in the Portfolio, including the Fund, is liable for all obligations of the Portfolio. The risk to an investor in the Portfolio of incurring financial loss on account of such liability, however, is limited to circumstances in which the Portfolio is unable to meet its obligations, the occurrence of which NIM considers to be quite remote. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue
New York, New York 10019

INVESTMENT SUB-ADVISER
Norwest Investment Management
Norwest Center
Sixth Street and Marquette
Minneapolis, Minnesota  55479

ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue
New York, New York 10019

SUB-ADMINISTRATOR
Forum Administrative Services, Limited Liability Company
Two Portland Square
Portland, Maine  04101

CUSTODIAN
Norwest Bank Minnesota, N.A.
Norwest Center
Sixth Street and Marquette
Minneapolis, Minnesota  55479

TRANSFER AND DIVIDEND DISBURSING AGENT
Forum Financial Corp.
P.O. Box 446
Portland, Maine 04112

INDEPENDENT ACCOUNTANTS
_________________, L.L.P.
One Post Office Square
Boston, Massachusetts 02109

Table of Contents

PROSPECTUS SUMMARY. . . . . . . . . . . . . . . .
FEE TABLE . . . . . . . . . . . . . . . . . . . .
FINANCIAL HIGHLIGHTS. . . . . . . . . . . . . . .
INVESTMENT OBJECTIVE. . . . . . . . . . . . . . .
INVESTMENT POLICIES . . . . . . . . . . . . . . .
RISK CONSIDERATIONS . . . . . . . . . . . . . . .
MANAGEMENT OF THE FUND. . . . . . . . . . . . . .
Board of Trustees . . . . . . . . . . . . . . . .
Investment Adviser and Portfolio Manager. . . . .
Administrative Services . . . . . . . . . . . . .
Expenses. . . . . . . . . . . . . . . . . . . . .
Portfolio Transactions. . . . . . . . . . . . . .
Code of Ethics. . . . . . . . . . . . . . . . . .
INVESTMENT IN THE FUND. . . . . . . . . . . . . .
Purchase of Shares. . . . . . . . . . . . . . . .
Retirement Plans and Individual
   Retirement Accounts. . . . . . . . . . . . . .
Statement of Intention. . . . . . . . . . . . . .
Exchanges . . . . . . . . . . . . . . . . . . . .
Redemption of Shares. . . . . . . . . . . . . . .
Net Asset Value . . . . . . . . . . . . . . . . .
DIVIDENDS, DISTRIBUTIONS
   AND TAXES. . . . . . . . . . . . . . . . . . .
The Fund. . . . . . . . . . . . . . . . . . . . .
The Portfolio . . . . . . . . . . . . . . . . . .
OTHER INFORMATION . . . . . . . . . . . . . . . .
Capitalization and Voting . . . . . . . . . . . .
Reports . . . . . . . . . . . . . . . . . . . . .
Performance . . . . . . . . . . . . . . . . . . .
Custodian and Transfer Agent. . . . . . . . . . .
Shareholder Inquiries . . . . . . . . . . . . . .
Service Organizations . . . . . . . . . . . . . .
Fund Structure. . . . . . . . . . . . . . . . . .

                           SCHRODER CASH RESERVES FUND


                      STATEMENT OF ADDITIONAL INFORMATION
                                 MAY [  ], 1997

--------------------------------------------------------------------------------
This Statement of Additional Information ("SAI") is not a prospectus and is only authorized for distribution when preceded or accompanied by the current Prospectus for the Fund dated May [ ], 1997 (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus and retained for future reference. You may obtain an additional copy of the Prospectus without charge by writing to the Funds at _____ or calling 1-800-____.

     TABLE OF CONTENTS                                               PAGE

     Introduction. . . . . . . . . . . . . . . . . . . . . . . . . . .
     Investment Restrictions . . . . . . . . . . . . . . . . . . . . .
     Investment Policies . . . . . . . . . . . . . . . . . . . . . . .
     Portfolio Transactions. . . . . . . . . . . . . . . . . . . . . .
     Performance Information . . . . . . . . . . . . . . . . . . . . .
     Additional Purchase and Redemption Information. . . . . . . . . .
     Management. . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Other Information . . . . . . . . . . . . . . . . . . . . . . . .
     Financial Statements. . . . . . . . . . . . . . . . . . . . . . .
     Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . .

INVESTMENT ADVISOR
Schroder Capital Management International Inc. ("Schroder")

INVESTMENT SUB-ADVISOR
Norwest Investment Management ("NIM")

ADMINISTRATOR AND DISTRIBUTOR
Schroder Fund Advisors, Inc. ("Schroder Advisors")

SUB-ADMINISTRATOR
Forum Administrative Services, Limited Liability Company ("FAS")

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Forum Financial Corp. ("Forum")

GENERAL INFORMATION:     (207) 879-8903
ACCOUNT INFORMATION:     (800) 344-8332
FAX:                     (207) 879-6206

--------------------------------------------------------------------------------

INTRODUCTION

Schroder Cash Reserves Fund (the "Fund"), is a separately managed, non-diversified fund of Schroder Capital Funds (Delaware) (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust currently consists of eleven separate funds, each of which has different investment objectives and policies.

Schroder Cash Reserves Fund seeks to achieve its investment objective by investing substantially all of its investable assets in Cash Reserves Portfolio, (the "Portfolio"), a separately managed, diversified series of Core Trust (Delaware) ("Core Trust"), an open-end, management investment company registered under the 1940 Act, which invests primarily in a broad spectrum of high quality money market instruments of United States and foreign issuers. The Portfolio has an identical investment objective and substantially similar investment policies as the Fund (see "Other Information - Fund Structure"). Accordingly, the Fund's investment experience will correspond directly with the Portfolio's investment experience.

INVESTMENT POLICIES

The following information supplements the discussion found under "Investment Objective" and "Investment Policies" in the Prospectus. The Fund currently seeks to achieve its investment objective by investing primarily in the Portfolio. As the Fund has virtually the same investment policies as the Portfolio, investment policies are discussed with respect to the Portfolio only.

The investment objective, and the investment policies of the Portfolio that are designated as fundamental, may not be changed without approval of the holders of a majority of the outstanding voting securities of the Portfolio. A majority of outstanding voting securities means the lesser of (i) 67% of the shares present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented, or (ii) more than 50% of outstanding shares. Unless otherwise indicated, all investment policies of the Fund are not fundamental and may be changed by the Trust Board without approval of the shareholders of the Fund. Likewise, nonfundamental investment policies of the Portfolio may be changed by the Core Trust Board without approval of the Portfolio's interest holders.

The Portfolio will invest only in high quality, short-term money market instruments that are determined by the Adviser, pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. The Portfolio will invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act) and will maintain a dollar-weighted average portfolio maturity of 90 days or less. Securities with ultimate maturities of greater than 397 days may be purchased in accordance with Rule 2a-
7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities, as described below, may be purchased. The securities in which the Portfolio may invest may have fixed, variable or floating rates of interest.

Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, the Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. Also, the Portfolio may not purchase a security if the value of all securities held by the Portfolio and issued or guaranteed by the same issuer (including letters of credit in support of a security) would exceed 10% of the Portfolio's total assets. In addition, to ensure adequate liquidity, the Portfolio may not invest more than 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. Under the supervision of the Core Trust Board, the Adviser determines and monitors the liquidity of portfolio securities.

As used herein, high quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the Adviser, pursuant to guidelines adopted by the Core Trust Board, to be of comparable quality. The Portfolio will invest at least 95% of its total assets in securities in the highest rating category as determined pursuant to Rule 2a-
7. A description of the rating categories of Standard & Poor's, Moody's Investors Service and certain other NRSROs is contained in the SAI.

The market value of the interest-bearing debt securities held by the Portfolio, including municipal securities, will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates; i.e., a decline in interest rates produces an increase in market value, while an increase in rates produces a decrease in market value. Moreover, the longer the remaining maturity of a security, the greater will be the effect of interest rate changes on the market value of that security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of debt securities, including municipal securities, are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The possibility exists, therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may be materially affected.

Although the Portfolio only invests in high quality money market instruments, an investment in the Fund is subject to risk even if all securities in the Portfolio's investment portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value as a result of changes in interest rates and/or the issuer's actual or perceived creditworthiness.

The Portfolio invests in a broad spectrum of high quality money market instruments of United States and foreign issuers.

The following specific policies and limitations are considered at the time of any purchase; NIM may not buy these instruments or use these techniques unless it believes that they are consistent with the Portfolio's objective. The Fund's financial reports are sent to shareholders twice a year. For a free Annual or Semi-Annual Report or SAI, please call 1-800-290-9826.

INVESTMENT BY FEDERAL CREDIT UNIONS

U.S. Government Fund and Treasury Fund limit their investments, as described in the Prospectus for those Funds, to investments that are legally permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act (including 12 U.S.C. Section 1757(7), (8) and (15)) and the applicable rules and regulations of the National Credit Union Administration (including 12 C.F.R. Part 703, Investment and Deposit Activities), as such statutes and rules and regulations may be amended. Treasury Fund limits its investments to Treasury obligations, including Treasury STRIPS with a maturity of less than 13 months. U.S. Government Fund limits its investments to U.S. Government Securities (including Treasury STRIPS), repurchase agreements fully collateralized by U.S. Government Securities and other government related zero-coupon securities, such as TIGRs and CATs. All zero-coupon securities in which the Fund invests will have a maturity of less than 13 months. Certain U.S. Government Securities owned by the Fund may be mortgage or asset backed, but, except to reduce interest rate risk, no such security will be (i) a stripped mortgage backed security ("SMBS"), (ii) a collateralized mortgage obligation ("CMO") or real estate mortgage investment conduit ("REMIC") that meets any of the tests outlined in 12 C.F.R. Section 703.5(g) or (iii) a residual interest in a CMO or REMIC. In order to reduce interest rate risk the Fund may purchase a SMBS, CMO, REMIC or residual interest in a CMO or REMIC but only in accordance with 12 C.F.R. Section 703.5(i). Each Fund also may invest in reverse repurchase agreements in accordance with 12 C.F.R. 703.4(e).

U.S. GOVERNMENT SECURITIES

In addition to obligations of the U.S. Treasury, each of the Funds (except Treasury Fund) may invest in U.S. Government Securities. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. Government such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit. A Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is consistent with the Fund's investment policies.

BANK OBLIGATIONS

Each Fund may, in accordance with the policies described in its Prospectus, invest in obligations of financial institutions, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks. A Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both. Investments in foreign bank obligations are limited to banks and branches located in countries which the Fund's Adviser believes do not present undue risk.

Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation and could reduce the Fund's yield. Although fixed-time deposits do not in all cases have a secondary market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposits to third parties. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities.

The Funds may invest in Euro dollar certificates of deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian time deposits, which are basically the same as ETDs except they are issued by Canadian offices of major Canadian banks.

Investments that a Fund may make in securities of foreign banks, branches or subsidiaries may involve certain risks, including future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on such securities, the possible seizure or nationalization of foreign deposits, differences from domestic banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign governmental laws or restrictions applicable to the payment of certificates of deposit or time deposits which might affect adversely the payment of principal and interest on such securities held by the Fund.

ZERO COUPON SECURITIES

Zero coupon securities are sold at original issue discount and pay no interest to holders prior to maturity. Accordingly, these securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Federal tax law requires that a Fund accrue a portion of the discount at which a zero-coupon security was purchased as income each year even though the Fund receives no interest payment in cash on the security during the year. Interest on these securities, however, is reported as income by the Fund and must be distributed to its shareholders. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Investment Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Currently U.S. Treasury securities issued without coupons include Treasury bills and separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These stripped components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES"). A number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). In addition, corporate debt securities may be zero coupon securities. For the purpose solely of an investment policy of investing at least 65% of a Fund's assets in U.S. Government Securities, such securities are currently not deemed to be U.S. Government Securities but rather securities issued by the bank or brokerage firm involved.

REPURCHASE AGREEMENTS

The Funds maintain procedures for evaluating and monitoring the creditworthiness of vendors of repurchase agreements. In addition, each Fund that may enter into repurchase agreements requires continual maintenance of collateral held by its custodian with a market value at least equal to the repurchase price. Counterparties to a Money Market Fund's repurchase agreements must be a primary dealer that reports to the Federal Reserve Bank of New York ("primary dealers") or one of the largest 100 commercial banks in the United States.

Under the terms of a repurchase agreement, a Fund purchases securities from registered broker-dealers, banks or their affiliates subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Fund's believe that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements, and under Federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian or in the Federal Reserve book-entry system. Repurchase agreements are considered to be loans by a Fund for certain purposes under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. Counterparties to a Money Market Fund's reverse repurchase agreements must be a primary dealer that reports to the Federal Reserve Bank of New York ("primary dealers") or one of the largest 100 commercial banks in the United States.

Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS

Investment decisions for the Portfolios and for the other investment advisory clients of SCMI are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which in SCMI's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of securities for one or more clients will have an adverse effect on other clients.

PERFORMANCE INFORMATION

A Fund may, from time to time, include quotations of its total return in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of hypothetical investments in a Fund over a period of 1, 5 and 10 years (or, as appropriate, the life of a Fund) pursuant to the following formula:

                                         n
                                   P(1+T) =ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n= the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Total return quotations reflect the deduction of a proportional share of a Fund's expenses (on an annual basis), assume reinvestment of all dividends and distributions, and do not reflect the effect of taxes.

A Fund may also be compared to various unmanaged securities indices, groups of mutual funds tracked by mutual fund ratings services, or other general economic indicators. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. Of course, performance information for a Fund represents only past performance and does not necessarily indicate future results.

Current performance information is not included because the Funds commenced operations on _______.

Investors who purchase and redeem shares of a Fund through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Services

Organization and the investor, with respect to the customer services provided by the Service Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on these assets). Such fees will have the effect of reducing the average annual total return of a Fund for those investors.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Detailed information pertaining to the purchase of shares of a Fund, redemption of shares and the determination of the net asset value of a Fund's shares is set forth in the Prospectus under "Investment in A Fund."

REDEMPTION IN KIND

In the event that payment for redeemed shares is made wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. An in kind distribution of portfolio securities will be less liquid than cash. The shareholder may have difficulty in finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in kind of a Fund's portfolio securities could result in a less diversified portfolio of investments for a Fund and could affect adversely the liquidity of a Fund's portfolio.

TAXATION

The Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Funds intend to distribute to shareholders at least 90% of its net investment income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses), and to meet certain diversification of assets, source of income, and other requirements of the Code. By so doing, the Funds will not be subject to Federal income tax on their net investment income and net realized capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders. If the Funds do not meet all of these Code requirements, it will be taxed as an ordinary corporation, and its distributions will be taxable to shareholders as ordinary income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a 4% nondeductible excise tax. To prevent imposition of the excise tax, the Funds must distribute for each calendar year an amount equal to the sum of (1) at least 98% its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending _________, of such year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Funds in OCTOBER, NOVEMBER OR DECEMBER of the year with a record date in such month and paid by the Funds during JANUARY of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition as well as gains or losses from certain foreign currency transactions and options on certain foreign currency transactions, generally are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income.

Generally, the hedging transactions undertaken by a Fund may be deemed "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a Fund that did not engage in such hedging transactions.

The requirements applicable to regulated investment companies such as a Fund may limit the extent to which a Fund will be able to engage in transactions in options and forward contracts.

Distributions of net investment income (including realized net short-term capital gain) are taxable to shareholders as ordinary income. It is not expected that such distributions will be eligible for the dividends received deduction available to corporations.

Distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of the length of time a Fund's shares have been held by a shareholder, and are not eligible for the dividends received deduction. A loss realized by a shareholder on the sale of shares of a Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss although such shares may have been held by the shareholder for one year or less.
Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment or distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received, equal to the net asset value of a share of a Fund on the reinvestment date. Shareholders will be notified annually as to the Federal tax status of distributions.

Distributions by a Fund reduce the net asset value of a Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will receive a taxable distribution.

Upon redemption or sale of her shares, a shareholder will realize a taxable gain or loss depending upon her basis in her shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares.

The Funds intend to minimize foreign income and withholding taxes by investing in obligations the payments with respect to which will be subject to minimal or no such taxes insofar as this objective is consistent with a Fund's income objective. However, since a Fund may incur foreign taxes, it intends, if it is eligible to do so, to elect under Section 853 of the Code to treat each shareholder as having received an additional distribution from a Fund, in the amount indicated in a notice furnished to her, as her pro rata portion of income taxes paid to or withheld by foreign governments with respect to interest, dividends and gain on a Fund's foreign portfolio investments. The shareholder then may take the amount of such foreign taxes paid or withheld as a credit against her Federal income tax, subject to certain limitations. If the shareholder finds it more to her advantage to do so, she may, in the alternative, deduct the foreign tax withheld as an itemized deduction, in computing her taxable income. Each shareholder is referred to her tax advisor with respect to the availability of the foreign tax credit.

A Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions as well as gross proceeds from the redemption of a Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds generally will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of nonexempt shareholders if (1) the shareholder fails to furnish a Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies a Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amount required to be withheld. Any amounts withheld may be credited against the shareholder's Federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by a Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of a Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower rate under a tax treaty).

INVESTMENT RESTRICTIONS

The following investment restrictions restate or are in addition to those described under "Investment Restrictions" and "Investment Policies" in the Prospectus. The investment restrictions that are fundamental may not be changed without approval of the holders of a majority of the outstanding voting securities as defined in the 1940 Act. THE FOLLOWING INVESTMENT RESTRICTIONS OF THE FUND, WHICH ARE THE SAME AS THOSE OF THE PORTFOLIO, ARE FUNDAMENTAL POLICIES AND MAY ONLY BE CHANGED BY SHAREHOLDER VOTE. THE FUND MAY NOT:

FUNDAMENTAL LIMITATIONS

     (1)  DIVERSIFICATION

               The Fund may not, with respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of a single issuer or (ii) the Fund would own more than 10% of the outstanding voting securities of any single issuer.

     (2)  CONCENTRATION

               The Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided that the Fund will invest more than 25% of the value of the Fund's total assets in obligations of domestic and foreign financial institutions and their holding companies. For purposes of this limitation (i) there is no limit on investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in securities issued by the states, territories of possessions of the United States ("municipal securities") or in foreign government securities, (ii) "mortgage related securities," as that term is defined in the 1934 Act, are treated as an issuer in the industry of the primary type of asset backing the security, (iii) there is no limit on investment in issuers domiciled in a single country or single state, (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance) and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone). Notwithstanding anything to the contrary, the Fund may invest, to the extent permitted by the 1940 Act, all or a portion of its assets in one or more open-end management investment companies. To the extent the Fund invests more than 25% of its total assets in investment companies, for purposes of this limitation, the Fund will look to the industries of the issuers of the securities held by the investment companies in which the Fund invests.

     (3)  BORROWING

               The Fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets. For purposes of this limitation, the following are not treated as borrowings (i) the delayed delivery of purchased securities (such as the purchase of when-issued securities), (ii) reverse repurchase agreements, (iii) dollar-roll transactions and
               (iv) the lending of securities.

     (4)  REAL ESTATE

               The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other Instruments backed by real estate or securities of companies engaged in the real estate business).

     (5)  LENDING

               The Fund may not make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities or acquiring any debt security is not deemed to be the making of a loan.

     (6)  COMMODITIES

               The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

     (7)  UNDERWRITING

               The Fund may not underwrite (as that term is defined in the 1933
               Act) securities issued by other persons except to the extent that in connection with the disposition of the Fund's assets the Fund may be deemed to be an underwriter.

     (8)  SENIOR SECURITIES

               The Fund may not issue senior securities except to the extent permitted by the 1940 Act.

NONFUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations which are not fundamental policies of the Fund. These policies may be changed by the Board, or in the case of International Portfolio, the Core Trust Board.

1. The Fund may not borrow money if, as a result, outstanding borrowings other than for temporary or emergency purposes would exceed an amount equal to 5% of the Fund's total assets. The Fund may not purchase or otherwise acquire any security if outstanding borrowings made for temporary or emergency purposes would exceed an amount equal to 5% of the Fund's total assets.

2. At no time may more than 10% of the Fund's net assets be invested in illiquid assets such as (i) securities that cannot be disposed of within seven days at their then-current value, (ii) repurchase agreements not entitling the holder to payment of principal within seven days and (iii) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid securities pursuant to guidelines adopted by the Board of Trustees.

3. The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

4. The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

5. The Fund may not enter into short sales if, as a result, more that 25% of the Fund's total assets would be so invested or the Fund's short positions (other than those positions "against the box") would represent more than 2% of the outstanding voting securities of any single issuer or of any class of securities of any single issuer.

6. The Fund may not invest directly in interests in oil, gas or other mineral exploration, resource, lease, or development programs, but the Fund may invest in securities of issuers which operate, invest in, or sponsor such programs.

7. The Fund may not invest in or retain the securities of any investment company except to the extent permitted by the 1940 Act.

8. The Fund may not lend a security if, as a result, the amount of loaned securities would exceed an amount equal to 33 1/3% of the Fund's total assets.

9. The Fund may not invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities the Fund could invest, if, as a result, more than 5% of the value of the Fund's total assets would be so invested; provided, that each Fund may invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

10. The Fund may pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions.

11. The Fund may not lend a security if, as a result, the amount of loaned securities would exceed an amount equal to 33 1/3% of the Fund's total assets.

12. The Fund may not invest in options, futures contracts or options on futures contracts.

MANAGEMENT

OFFICERS AND TRUSTEES

The following information relates to the principal occupations during the past five years of each Trustee and executive officer of the Trust and shows the nature of any affiliation with SCMI. Each of these individuals currently serves in the same capacity for Schroder Core.

PETER E. GUERNSEY, Oyster Bay, New York - Trustee of the Trust - Insurance Consultant since August 1986; prior thereto Senior Vice President, Marsh & McLennan, Inc., insurance brokers.

RALPH E. HANSMANN (Honorary), 40 Wall Street, New York, New York - Honorary Trustee of the Trust - Private investor; Director, First Eagle Fund of America, Inc.; Director, Verde Exploration, Ltd.; Trustee Emeritus, Institute for Advanced Study; Trustee and Treasurer, New York Public Library; Life Trustee, Hamilton College.

JOHN I. HOWELL, 7 Riverside Road, Greenwich, Connecticut - Trustee of the Trust - Private Consultant since February 1987; Director, American International Group, Inc.; Director, American International Life Assurance Company of New York.

CLARENCE F. MICHALIS, 44 East 64th Street, New York, New York - Trustee of the Trust - Chairman of the Board of Directors, Josiah Macy, Jr. Foundation (charitable foundation).

HERMANN C. SCHWAB, 787 Seventh Avenue, New York, New York - Chairman (Honorary) and Trustee of the Trust - retired since March, 1988; prior thereto, consultant to SCMI since February 1, 1984.

MARK J. SMITH(a) (b), 33 Gutter Lane, London, England - a Vice President and Trustee of the Trust - First Vice President of SCMI since April 1990; Director and Vice President, Schroder Advisors since 1989.

ROBERT G. DAVY, 787 Seventh Avenue, New York, New York - a Vice-President of the Trust - Director of SCMI and Schroder Capital Management International Ltd. since 1994; First Vice President of SCMI since July, 1992; prior thereto, employed by various affiliates of Schroders plc in various positions in the investment research and portfolio management areas since 1986.

MARGARET H. DOUGLAS-HAMILTON(b) (c), 787 Seventh Avenue, New York, New York - Secretary of the Trust - Secretary of SCM since July 1995; Secretary of Schroder Advisers since April 1990; First Vice President and General Counsel of Schroders Incorporated(b) since May 1987; prior thereto, partner of Sullivan & Worcester, a law firm.

RICHARD R. FOULKES, 787 Seventh Avenue, New York, New York - a Vice President of the Trust; Deputy Chairman of SCMI since October 1995; Director and Executive Vice President of Schroder Capital Management International Ltd. since 1989.

DAVID I. GOLDSTEIN, 2 Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust - Counsel, Forum Financial Services, Inc. Since 1991; prior thereto, associate at Kirkpatrick & Lockhart, Washington, D.C.

BARBARA GOTTLIEB(c), 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust - Assistant Vice President of SWIS since July 1995 prior thereto held various positions with SWIS affiliates.

ROBERT JACKOWITZ(b) (c), 787 Seventh Avenue, New York, New York - Treasurer of the Trust - Vice President of SCM since September 1995; Treasurer of SCM and Schroder Advisers since July 1995; Vice President of SCMI since June 1995; and Assistant Treasurer of Schroders Incorporated since January 1993.

JOHN Y. KEFFER, 2 Portland Square, Portland, Maine - Vice President of the Trust. President of Forum Financial Services, Inc., the Fund's sub-administrator, and Forum Financial Corp., the Fund's transfer and dividend disbursing agent and fund accountant.

JANE P. LUCAS, (c) 787 Seventh Avenue, New York, New York - Vice President of the Trust - Director and Senior Vice President SCMI; Director of SCM since September 1995; Assistant Director Schroder Investment Management Ltd. since June 1991.

GERARDO MACHADO, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust - Associate, SCMI.

CATHERINE A. MAZZA, 787 Seventh Avenue, New York, New York - Vice President of the Trust - President of Schroder Advisors since 1997; First Vice President of SCMI and SCM since 1996; prior thereto, held various marketing positions at Alliance Capital, an investment adviser, since July 1985.

THOMAS G. SHEEHAN, 2 Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust - Counsel, Forum Financial Services, Inc. since 1993; prior thereto, Special Counsel, U.S. Securities and Exchange Commission, Division of Investment Management, Washington, D.C.

FARIBA TALEBI, 787 Seventh Avenue, New York, New York - Vice President of the Trust - First Vice President of SCMI since April 1993, employed in various positions in the investment research and portfolio management areas since 1987.

JOHN A. TROIANO(b), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Managing Director and Senior Vice President of SCMI since October 1995; Director of Schroder Advisors since October 1992; Director of SCMI since 1991; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1981.

IRA L. UNSCHULD, 787 Seventh Avenue, New York, New York - Vice President of the Trust - Vice President of SCMI since April, 1993 and an Associate from July, 1990 to April, 1993; prior to July, 1990, employed by various financial institutions as a securities or financial analyst.

(a)  Interested Trustee of the Trust within the meaning of the 1940 Act.
(b) Schroder Fund Advisors, Inc. ("Schroder Advisors") is a wholly-owned subsidiary of SCMI, which is a wholly-owned subsidiary of Schroders Incorporated, which in turn is an indirect, wholly-owned U.S. subsidiary of Schroders plc.
(c) Schroder Capital Management, Inc. ("SCM") is a wholly-owned subsidiary of Schroder Wertheim Holdings Incorporated which is a wholly-owned subsidiary of Schroders, Incorporated, which in turn is an indirect wholly-owned U.S. subsidiary of Schroders plc.

Officers and Trustees who are interested persons of the Trust receive no salary, fees or compensation from the Fund. Independent Trustees of the Trust receive an annual fee of $1,000 and a fee of $250 for each meeting of the Board attended by them except in the case of Mr. Schwab, who receives an annual fee of $1,500 and a fee of $500 for each meeting attended. The Fund has no bonus, profit sharing, pension or retirement plans.

Although the Trust is a Delaware business trust, certain of its Trustees or officers are residents of the United Kingdom and substantially all of their assets may be located outside of the U.S. As a result it may be difficult for U.S. investors to effect service upon such persons within the U.S., or to realize U.S. civil judgments against them. Civil remedies and criminal penalties under U.S. federal securities law may be unenforceable in the U.K. Extradition treaties now in effect between the U.S. and the United Kingdom might not subject such persons to effective enforcement of the criminal penalties of such acts.

INVESTMENT ADVISER

As investment adviser to the Portfolio, NIM manages the Portfolio and continuously reviews, supervises and administers its investments. In this regard, NIM is responsible for making decisions relating to the Portfolio's investments and placing purchase and sale orders regarding such investments with brokers or dealers selected by it in its discretion. For its services with respect to the Portfolio, the Investment Advisory Agreement between NIM and Core Trust provides that NIM will receive a monthly advisory fee at the annual rate of [_____]% of the Portfolio's average daily net assets, which the Fund indirectly bears through its investment in the Portfolio.

NIM which is located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479-0063, is a part of Norwest, a subsidiary of Norwest Corporation, which is a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of June 30, 1996, Norwest Corporation was the 12th largest bank holding company in the United States in terms of assets. As of that date, the Adviser managed or provided investment advice with respect to assets totaling approximately $22 billion.

The Adviser provides investment management services to the Fund pursuant to an investment advisory agreement between Schroder and the Trust. Subject to the general supervision of the Board, Schroder would continuously review, supervise and administer the Fund's investment program or oversee the investment decisions of the investment subadviser, as applicable, if the Fund were to invest directly in securities. For the Adviser's services, Schroder receives from the Fund an advisory fee at an annual rate of [_____]% of the average daily net assets for the first $300 million of net assets of the Fund, [_____]% of the average daily net assets for the next $400 million net assets of the Fund, and [_____]% of the average daily net assets of the Fund's remaining net assets.

The Adviser, whose principal business address is 787 Seventh Avenue, New York, New York 10019, is a wholly-owned U.S. subsidiary of Schroders Incorporated, the wholly-owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large worldwide group of banks and financial services companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in eighteen countries. The Schroder Group specializes in providing investment management services and, as of December 31, 1996, had assets under management of approximately $130 billion.

The Investment Advisory Contract will continue in effect provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Fund or by the Trust Board and (ii) by a majority of the Trustees who are not parties to such Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Investment Advisory Contract may be terminated without penalty by vote of the Trustees or the shareholders of the Fund on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Trust, and it will terminate automatically if assigned. The Investment Advisory Contract also provides that, with respect to the Fund, neither SCMI nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its or their duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of the its or their duties or by reason of reckless disregard of its or their obligations and duties under the Investment Advisory Contract.

The Fund currently invests all of its assets in the Portfolio. SCMI will not receive an investment advisory fee with respect to the Fund so long as the Fund remains completely invested in the Portfolio (or any other investment company). The Fund may withdraw its investment from the Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. Accordingly, the Fund retains SCMI as its investment adviser to manage the Fund's assets in the event the Fund so withdraws its investment.

The investment advisory contract between Schroder Core and SCMI with respect to the Portfolio is the same in all material respects as the Fund's Investment Advisory Contract (except as to the parties, the circumstances under which fees will be paid and the jurisdiction whose laws govern the agreement).

ADMINISTRATIVE SERVICES

On behalf of the Fund, the Trust has entered into an administrative services contract with Schroder Advisors, 787

Seventh Avenue, New York, New York 10019. On behalf of the Portfolio, the Trust has also entered into a sub-administration agreement with Forum, Two Portland Square, Portland, Maine 04101. Pursuant to these agreements, Schroder Advisors and Forum provide certain management and administrative services necessary for the Fund's operations. Schroder Advisors is compensated at the annual rate of [0.00]% of the Portfolio's average daily net assets. Forum is compensated at the annual rate of [0.00]% of the Portfolio's average daily net assets.

Schroder Advisors and Forum provide similar services to the Portfolio, for which the Portfolio pays Schroder Advisors at an annual rate of [0.000]% of the Portfolio's average daily net assets and pays Forum a monthly fee at the annual rate of [0.000]% of the Portfolio's average daily net assets.

The Administrative Services Contract is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or in the Administrative Services Contract, upon not more than 60 days' written notice to Schroder Advisors or by vote of the holders of a majority of the shares of the Fund, or upon 60 days' notice by Schroder Advisors. The Administrative Services Contract will terminate automatically in the event of its assignment.

The Trust and Schroder Advisors have entered into a Sub-Administration Agreement with Forum Administrative Services, Limited Liability Company ("Forum"). Pursuant to the Sub-Administration Agreement, Forum assists Schroder Advisors with certain of its responsibilities under the Administrative Services Agreement, including shareholder reporting and regulatory compliance. Payment for Forum's services is made by Schroder Advisors and is not a separate expense of the Fund.

The Sub-Administration Agreement is terminable with respect to the Fund without penalty, at any time, by the Board, Schroder Advisors and the Adviser upon 60 days' written notice to Forum or by Forum upon 60 days' written notice to the Fund and Schroder Advisors, and the Adviser, as appropriate.

Schroder Advisors and Forum provide similar services to the Portfolio pursuant to administrative services agreements between Schroder Core and each of these entities, for which Schroder Advisors and Forum are separately compensated at an annual rate of 0.075% of the average daily net assets of the Portfolio. The administrative services agreements are the same in all material respects as the Fund's respective agreements except as to the parties, the circumstances under which fees will be paid, the fees payable thereunder and the jurisdiction whose laws govern the agreements.

The fees paid by the Fund to SCMI and Schroder Advisors may equal up to 1.25% of the Fund's average daily net assets. Such fees as a whole are higher than advisory and management fees charged to mutual funds which invest primarily in U.S. securities but not necessarily higher than those charged to funds with investment objectives similar to that of the Fund.

DISTRIBUTION OF FUND SHARES

Under a Distribution Plan (the "Plan") adopted by the Fund, with respect to Adviser Shares only, the Trust may pay directly or may reimburse the Investment Adviser or a broker-dealer registered under the Securities Exchange Act of 1934 (the Investment Adviser or such registered broker-dealer, if so designated, being a "Distributor" of the Fund's shares) monthly (subject to a limit of 0.50% per annum of the Fund's average daily net assets) for the sum of (a) advertising expenses including advertising by radio, television, newspapers, magazines, brochures, sales literature or direct mail, (b) costs of printing prospectuses and other materials to be given or sent to prospective investors, (c) expenses of sales employees or agents of the Distributor, including salary, commissions, travel, and related expenses in connection with the distribution of Fund shares, and (d) payments to broker-dealers (other than the Distributor) or other organizations (other than banks) for services rendered in the distribution of the Fund's shares, including payments in amounts based on the average daily value of Fund shares owned by shareholders in respect of which the broker-dealer or organization has a distributing relationship. Any payment or reimbursement made pursuant to the Plan is contingent upon the Board's approval. The Fund will not be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum amount (0.50% per annum of the

Fund's average daily net assets) payable under the Plan in that year. Salary expenses of sales staff responsible for marketing shares of the Fund may be allocated among various portfolios of the Trust that have adopted a Plan similar to that of the Fund on the basis of average net assets; travel expenses are allocated among the portfolios of the Trust. The Board has concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

Without shareholder approval, the Plan may not be amended to increase materially the costs that the Fund may bear. Other material amendments to the Plan must be approved by the Board, and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan has been approved, and is subject to annual approval, by the Trust Board and by the Trustees who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Fund will make no payments under the Distribution Plan until the Board specifically so authorizes. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of the shares of the Fund.

Schroder Advisors acts as Distributor of the Fund's shares.

SERVICE ORGANIZATIONS

The Fund may also contract with banks, trust companies, broker-dealers or other financial organizations ("Service Organizations") to provide certain administrative services for the Fund. The Fund may pay fees (which vary depending upon the services provided) to Service Organizations in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization had a servicing relationship. Services provided by Service Organizations may include: providing personnel and facilities necessary to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with client orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in client-designated accounts; providing periodic statements of a client's account balances and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a client's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Fund to clients; and such other services as the Fund or a client reasonably may request, to the extent permitted by applicable statute, rule or regulation. Neither SCMI nor Schroder Advisors will be a Service Organization or receive fees for servicing. The Fund has no intention of making any such payments to Service Organizations with respect to accounts of institutional investors, and in any event will make no such payments until the Board specifically so authorizes.

Some Service Organizations could impose additional or different conditions on their clients, such as requiring them to invest more than the minimum investments specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts that might be paid to the Service Organization by the Fund. Each Service Organization would agree to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations would be urged to consult them regarding any such fees or conditions.

The Glass-Steagall Act and other applicable laws provide that banks may not engage in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank service organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Fund might occur and a shareholder serviced by such a bank might no longer be able to avail itself of any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

PORTFOLIO ACCOUNTING

FFC, an affiliate of Forum, performs portfolio accounting services for each Fund pursuant to a Fund Accounting Agreement with the Trust. The Fund Accounting Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Fund Accounting Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Fund Accounting Agreement.

Under the Fund Accounting Agreement, FFC prepares and maintains books and records of each Fund on behalf of the Trust that are required to be maintained under the 1940 Act, calculates the net asset value per share of each Fund (and class thereof) and dividends and capital gain distributions and prepares periodic reports to shareholders and the SEC. For its services, FFC receives from the Trust with respect to each Fund a fee of $36,000 per year plus, for each class of the Fund above one, $12,000 per year. In addition, FFC is paid an additional $12,000 per year with respect to tax-free money market funds, global and international funds (such as International Fund) and funds with more than 25% of their total assets invested in asset backed securities, that have more than 100 security positions or that have a monthly portfolio turnover rate of 10% or greater. Under International Fund's Fund Accounting Agreement so long as all of the Fund's investments consist solely of securities of International Portfolio or any other registered investment company, the Fund pays $12,000 per year plus $12,000 for each class of shares above one.

FFC is required to use its best judgment and efforts in rendering fund accounting services and is not be liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. FFC is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control and the Trust has agreed to indemnify and hold harmless FFC, its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character arising out of or in any way related to FFC's actions taken or failures to act with respect to a Fund or based, if applicable, upon information, instructions or requests with respect to a Fund given or made to FFC by an officer of the Trust duly authorized. This indemnification does not apply to FFC's actions taken or failures to act in cases of FFC's own bad faith, willful misconduct or gross negligence.

FEES AND EXPENSES

As compensation for the advisory, administrative and management services rendered to the Fund, SCMI and Schroder Advisors will each earn monthly fees at the following annual rates:

                                                   Fee Rate
  Portion of average daily value       Advisory                  Administrative
     of the Fund's net assets            Fee                          Fee
     ------------------------            ---                          ---
               %                          %                            %

SCMI and Schroder Advisors have voluntarily undertaken to assume certain expenses of the Fund. This undertaking is designed limit Fund expenses (including all fees to be paid to SCMI and Schroder Advisors but excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses) to 0.50% and 0.75% with respect to Investor Shares and Advisor Shares, respectively, of the Fund's daily net assets. This expense limitation may be withdrawn by a majority vote of the Trustees of the Trust who are not "interested persons". If expense reimbursements are required, they will be made on a monthly basis. SCMI will reimburse the Fund for four-fifths of the amount required and Schroder Advisors, the remaining one-fifth. This undertaking to reimburse expenses supplements any applicable state expense limitation.

The Fund bears all costs of its operations other than expenses specifically assumed by Schroder Advisors or SCMI, including those expenses it indirectly bears through its investment in the Portfolio. The costs borne by the Fund include legal and accounting expenses; Trustees' fees and expenses; insurance premiums, custodian and transfer agent fees and expenses; brokerage fees and expenses; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on portfolio securities and pricing of the Fund's shares; a portion of the expenses of maintaining the Fund's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Trust expenses directly attributed to the Fund are charged to the Fund; other expenses are allocated proportionately among all the portfolios of the Trust in relation to the net assets of each portfolio.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS

Purchases and sales of portfolio securities for the Fund usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed fixed commission or discount. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Investment Advisers in their best judgment and in a manner deemed to be in the best interest of shareholders of each Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on foreign stock exchanges these commissions are generally fixed. Where transactions are executed in the over-the-counter market, the Fund and Portfolio will seek to deal with the primary market makers; but when necessary in order to obtain best execution, they will utilize the services of others. In all cases the Fund and Portfolio will attempt to negotiate best execution.

The Trust does not anticipate that the Fund will effect purchases and sales through brokers who charge commissions.

Investment decisions for the Fund and for the other investment advisory clients of SCMI are made to achieve their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved and, a particular security may be bought or sold for certain clients and not bought or sold for other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which in SCMI's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES

Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among brokers. Also, a particular broker may charge different commissions according to the difficulty and size of the transaction; for example, transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the U.S. Since most brokerage transactions for the fund will be placed with foreign broker-dealers, certain portfolio transaction costs for the Fund may be higher than fees for similar transactions executed on U.S. securities exchanges. However, the Fund will seek to achieve the best net results in effecting its portfolio transactions. There is generally less governmental supervision and regulation of foreign stock exchanges and brokers than in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Investment Advisory Contract authorizes and directs SCMI to place orders for the purchase and sale of the Fund's investments with brokers or dealers it selects and to seek "best execution" of such portfolio transactions. SCMI places all such orders for the purchase and sale of portfolio securities and buys and sells securities for the Fund through a substantial number of brokers and dealers. In so doing, SCMI uses its best efforts to obtain for the Fund the most favorable price and execution available. The Fund may, however, pay higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In seeking the most favorable price and execution, SCMI considers all factors it may deem relevant (including price, transaction size, the nature of the market for the security, the commission amount, the timing of the transaction (taking into account market prices and trends), the reputation, experience and financial stability of the broker-dealers involved, and the quality of service rendered by the broker-dealers in other transactions).

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, SCMI may receive research services from broker-dealers with which SCMI places the Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such items as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to SCMI in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The investment advisory fee paid by the Fund is not reduced because SCMI and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, SCMI may cause the Fund to pay a broker-dealer that provides SCMI with "brokerage and research services" (as defined in the Act) an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction. In addition, SCMI may allocate brokerage transactions to broker-dealers who have entered into arrangements under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of Fund expenses, such as custodian fees.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, SCMI may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

Subject to the general policies of the Fund regarding allocation of portfolio brokerage as set forth above, the Trust Board has authorized SCMI to employ (a) Schroder Wertheim & Company, Incorporated ("Schroder Wertheim") an affiliate of SCMI, to effect securities transactions of the Fund on the New York Stock Exchange only, and (b) Schroder Securities Limited and its affiliates (collectively, "Schroder Securities"), affiliates of SCMI, to effect securities transactions of the Fund on various foreign securities exchanges on which Schroder Securities has trading privileges, provided certain other conditions are satisfied as described below.

Payment of brokerage commissions to Schroder Wertheim or Schroder Securities for effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on a securities exchange paid by a registered investment company to a broker which is an affiliated person of such investment company (or an affiliated person of another person so affiliated) not exceed the usual and customary broker's commissions for such transactions. It is the Fund's policy that commissions paid to Schroder Wertheim or Schroder Securities will in SCMI's be (i) at least as favorable as commissions contemporaneously charged by Schroder Wertheim or Schroder Securities, as the case may be, on comparable transactions for their most favored unaffiliated customers and (ii) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Trust Board, including a majority of the non-interested Trustees, has adopted procedures pursuant to Rule 17e-1 promulgated by the Securities and Exchange

Commission under Section 17(e) to ensure that commissions paid to Schroder Wertheim or Schroder Securities by the Fund satisfy the foregoing standards. Such procedures will be reviewed at least annually by the Board, including a majority of the non-interested Trustees. The Board will also review all transactions at least quarterly for compliance with such procedures.

It is further a policy of the Fund that all such transactions effected for the Fund by Schroder Wertheim on the New York Stock Exchange be in accordance with Rule 11a2-2(T) promulgated under the 1934 Act, which requires in substance that a member of such exchange not associated with Schroder Wertheim actually execute the transaction on the exchange floor or through the exchange facilities. Thus, while Schroder Wertheim will bear responsibility for determining important elements of execution such as timing and order size, another firm will actually execute the transaction.

Schroder Wertheim will pay a portion of the brokerage commissions it receives from the Fund to the brokers executing the Fund's transactions on the New York Stock Exchange. In accordance with Rule 11a2-2(T), the Trust has entered into an agreement with Schroder Wertheim permitting it to retain a portion of the brokerage commissions paid to it by the Fund. This agreement has been approved by the Board, including a majority of the non-interested Trustees.

The Fund has no understanding or arrangement to direct any specific portion of its brokerage to Schroder Wertheim or Schroder Securities and will not direct brokerage to Schroder Wertheim or Schroder Securities in recognition of research services.

From time to time, the Fund may purchase securities of a broker or dealer through which its regularly engages in securities transactions.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

DETERMINATION OF NET ASSET VALUE PER SHARE

Pursuant to the rules of the SEC, the Board has established procedures to stabilize the Funds' net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

REDEMPTION IN KIND

In the event that payment for redeemed shares is made wholly or partly in portfolio securities, shareholders may incur brokerage costs in converting the securities to cash. An in kind distribution of portfolio securities will be less liquid than cash. The shareholder may have difficulty finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in kind of the Fund's portfolio securities could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio.

TAXATION

Under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund and each other portfolio established from time to time by the Board will be treated as a separate taxpayer for Federal income tax purposes with the result that: (a) each such portfolio must meet separately the income and distribution requirements for qualification as a regulated investment company, and (b) the amounts of investment income and capital gains earned will be determined on a portfolio-by-portfolio (rather than on a Trust-wide) basis.

Since the Fund expects to derive substantially all of its gross income (exclusive of capital gains) from sources other than dividends, it is expected that none of the Fund's dividends or distributions will qualify for the dividends-received deduction for corporations.

The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. To do so, the Fund intends to distribute to shareholders at least 90% of its "investment company taxable income" as defined in the Code (which includes dividends, interest and the excess of any net short-term capital gains over net long-term capital losses), and to meet certain diversification of assets, source of income, and other requirements of the Code. The Fund will therefore not be subject to Federal income tax on its investment company taxable income and "net capital gains" (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation, and its distributions will be taxable to shareholders as ordinary income.

Amounts not distributed on a timely basis (in accordance with a calendar year distribution requirement) are subject to a 4% nondeductible excise tax. To prevent this, the Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 of such year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of the year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions of investment company taxable income (including realized net short-term capital gain) are taxable to shareholders as ordinary income. Generally, it is not expected that such distributions will be eligible for the dividends received deduction available to corporations. However, if the Fund acquires at least 10% of the stock of a foreign corporation that has U.S. source income, a portion of the Fund's ordinary income dividends attributable to such income may be eligible for such deduction, if certain requirements are met.

Distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of the length of time the Fund shares have been held by a shareholder, and are not eligible for the dividends received deduction. A loss realized by a shareholder on the sale of shares of the Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss (even though such shares may have been held by the shareholder for one year or less). Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment or distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

All distributions to shareholders are taxable whether reinvested in additional shares or received in cash. Shareholders that reinvest distributions will have for federal income tax purposes a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the Federal tax status of distributions.

Distributions by the Fund reduce the net asset value of the Fund's shares. If a distribution reduces the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution which will be returned to the investor in the form of a taxable distribution.

Upon redemption or sale of shares, a shareholder will realize a taxable gain or loss, which will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares.

Ordinary income dividends paid by the Fund to shareholders who are nonresident aliens will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

Dividends and interest received (and, in certain circumstances, capital gains realized) by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% in value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service ("IRS") pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in their U.S. income tax returns as gross income; treat such proportionate share as taxes paid by them; and, subject to certain limitations, deduct such proportionate share in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes.

One of the requirements for qualification as a regulated investment company is that less than 30% of the Fund's gross income may be derived from gains from the sale or other disposition of securities held for less than three months. Accordingly, the Fund may be restricted in effecting closing transactions within three months after entering into an option or futures contract.

The Trust will be required to report to the IRS all distributions and gross proceeds from the redemption of Fund shares (except in the case of certain exempt shareholders). All such distributions and proceeds generally will be subject to the withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Trust with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Trust that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that they are not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amount required to be withheld. Any amounts withheld may be credited against the shareholder's Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of Federal, foreign, state and local taxation.

OTHER INFORMATION

ORGANIZATION

The Trust was originally organized as a Maryland corporation on July 30, 1969. On February 29, 1988, the Trust was recapitalized to enable its Board to establish a series of separately managed investment portfolios, each having different investment objectives and policies. At the time of the recapitalization, the Trust's name was changed from

"The Cheapside Dollar Fund Limited" to "Schroder Capital Funds, Inc." On January 9, 1996, the Trust was reorganized as a Delaware business trust. At that time, the Trust's name was changed from "Schroder Capital Funds, Inc." to its present name. The Trust is registered as an open-end management investment company under the Act.

Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. To guard against this risk, the Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series.
The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply (or no contractual limitation of liability was in effect) and the portfolio is unable to meet its obligations. Forum believes that, in view of the above, there is no risk of personal liability to shareholders.

CAPITALIZATION AND VOTING

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may divide such portfolios or series into classes of shares, and the costs of doing so will be borne by the Trust. The Trust currently consists of five separate portfolios, each of which has separate investment objectives and policies, and two classes.

Shares of the Fund are fully paid and nonassessable, and have no preferences as to conversion, exchange, dividends, retirement or other features. Shares have no preemptive rights and have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. Each shareholder of record is entitled to one vote for each full share held (and a fractional vote for each fractional share held). Shares of each class vote separately to approve investment advisory agreements or changes in investment objectives and other fundamental policies affecting the portfolio to which they pertain, but all classes vote together in the election of Trustees and ratification of the selection of independent accountants. Shareholders of any particular class are not entitled to vote on any matters as to which such class are not affected.

The Trust will not hold annual meetings of shareholders. The matters considered at an annual meeting typically include the reelection of Trustees, approval of an investment advisory agreement, and the ratification of the selection of independent accountants. These matters will not be submitted to shareholders unless a meeting of shareholders is held for some other reason, such as those indicated below. Each of the Trustees will serve until death, resignation or removal. Vacancies will be filled by the remaining Trustees, subject to the provisions of the 1940 Act requiring a meeting of shareholders for election of Trustees to fill vacancies when less than a majority of Trustees then in office have been elected by shareholders. Similarly, the selection of accountants and renewal of investment advisory agreements for future years will be performed annually by the Board. Future shareholder meetings will be held to elect Trustees if required by the 1940 Act, to obtain shareholder approval of changes in fundamental investment policies, to obtain shareholder approval of material changes in investment advisory agreements, to select new accountants if the employment of the Trust's accountants has been terminated, and to seek any other shareholder approval required under the 1940 Act. The Trust Board has the power to call a meeting of shareholders at any time when it believes it is necessary or appropriate. In addition, the Trust Instrument provides that a special meeting of shareholders may be called at any time for any purpose by the holders of at least 10% of the outstanding shares entitled to be voted at such meeting.

In addition to the foregoing rights, the Trust Instrument provides that holders of at least two-thirds of the outstanding shares of the Trust may remove any person serving as a Trustee either by declaration in writing or at a meeting called for such purpose. Further, the Trust Board is required to call a shareholders meeting for the purpose of considering the removal of one or more Trustees if requested in writing to do so by the holders of not less than

10% of the outstanding shares of the Trust. In addition, the Trust Board is required, if requested in writing to do so by ten or more shareholders of record (who have been such for at least six months), holding in the aggregate the lesser of (i) shares of the Trust having a total net asset value of at least $25,000 or (ii) 1% of the outstanding shares of the Trust, to help such holders communicate with other shareholders of the Trust with a view to obtaining the requisite signatures to request a special meeting to consider Trustee removal.

CUSTODIAN

Norwest Bank Minnesota, N.A. acts as custodian of the Fund's assets, but plays no role in making decisions as to the purchase or sale of portfolio securities for the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Norwest Bank Minnesota, N.A. acts as the Fund's transfer agent and dividend disbursing agent.

PERFORMANCE INFORMATION

Yield quotations for the Fund will include an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and are calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value reflects the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by the Fund is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of a Fund's yield is tax-exempt, only that portion is adjusted in the calculation.

The Fund may, from time to time, include quotations of its average annual total return in advertisements or reports to shareholders or prospective investors.

Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

                                        n
                                 P (1+T)  = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Quotations of total return will reflect only the performance of a hypothetical investment in the Fund during the particular time period shown. Total return for the Fund will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

In connection with communicating total return to current or prospective investors, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Investors who purchase and redeem shares of the Fund through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on these assets). Such fees will have the effect of reducing the average annual total return of the Fund for those investors.

LEGAL COUNSEL

______________, counsel to the Fund, passes upon certain legal matters in connection with the shares offered by the Fund.

INDEPENDENT ACCOUNTANTS

__________________. serves as independent accountants for the Fund.
___________________ provides audit services and consultation in connection with review of U.S. Securities and Exchange Commission filings. Their address is One Post Office Square, Boston, Massachusetts 02109.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Fund's registration statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                                        PART C
                                  OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a) FINANCIAL STATEMENTS

    Not Applicable

Financial Highlights.

    Not Applicable

(b) EXHIBITS:

(1) Trust Instrument of Schroder Capital Funds (Delaware) (the "Trust") (filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

(2) None.

(3) None.

(4) (a) Sections 2.04 and 2.06 of Registrant's Trust Instrument provide as follows:

SECTION 2.04 TRANSFER OF SHARES. Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by his agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

SECTION 2.06 ESTABLISHMENT OF SERIES. The Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series of the Trust, to establish and designate and to change in any manner any such Series of Shares or any classes of initial or additional Series and to fix such preferences, voting powers, rights and privileges of such Series or classes thereof as the Trustees may from time to time determine, to divide or combine the Shares or any Series or classes thereof into a greater or lesser number, to classify or reclassify any issued Shares or any Series or classes thereof into one or more Series or classes of Shares, and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any

Series shall be effective upon the adoption of a resolution by a majority of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series. A Series may issue any number of Shares and need not issue shares. At any time that there are no Shares outstanding of any particular Series previously established and designated, the Trustees may by a majority vote abolish that Series and the establishment and designation thereof.

All references to Shares in this Trust Instrument shall be deemed to be Shares of any or all Series, or classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust, and each class thereof, except as the context otherwise requires.

Each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series. Each holder of Shares of a Series shall be entitled to receive his pro rata share of all distributions made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust."

(5) (a) Form of Investment Advisory Contract between the Trust and Schroder Capital Management International Inc. (filed as Exhibit 5 to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

(5) (b) Investment Advisory Agreement between the Trust and Schroder Capital Management International Inc. with respect to Schroder Cash Reserves Fund (to be filed).

(5) (c) Investment Sub-Advisory Agreement between the Trust and Norwest Investment Management with respect to Schroder Cash Reserves Fund (to be filed).

(6) Form of Master Distribution Contract and Supplement to be between the Trust and Schroder Fund Advisors Inc. (filed as Exhibit 6 to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

(8) Form of Global Custody Agreement to be between the Trust and The Chase Manhattan Bank, N.A. (filed as Exhibit 8 to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

(9) (a) Form of Administration Agreement with Schroder Fund Advisors Inc. (filed as Exhibit to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

(9) (b) Form of Sub-Administration Agreement with Forum Financial Services, Inc. (filed as Exhibit 9(b) to Registrant's Post - Effective Amendment No. 46 and incorporated herein by reference).

(9) (c)  Form of Transfer Agency Agreement with Forum Financial Corp. (filed  as
Exhibit 9(c) to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

(9) (d)  Form of Fund Accounting Agreement with Forum Financial Corp. (filed  as
Exhibit 9(d) to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

(10) Opinion of Jacobs Persinger & Parker as to legality of shares to be issued by the Trust (filed as Exhibit 10(d) to Registrant's Post - Effective Amendment No. 46 and incorporated herein by reference).

(11) Not applicable to this filing.

(15) (a) Form of Master Distribution Plan adopted by Registrant (filed as
     Exhibit 15(a) to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

     (b) Form of Distribution Plan Supplement (filed as Exhibit 15(b) to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

Other Exhibits:

Copies of Powers of Attorney pursuant to which Trustees have signed this Post-Effective Amendment (filed as Other Exhibits to Post-Effective Amendment No. 45 and incorporated herein by reference).

Copy of Power of Attorney pursuant to which Mr. Jackowitz has signed this Post-Effective Amendment (filed as an Other Exhibit to Post-Effective Amendment No. 45 and incorporated herein by reference).

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

    Title of Class                                    Number of Record
                                                      Holders as of
                                                      January 31, 1997
     --------------                                    -------------------

Schroder U.S. Equity Fund                                  610

Schroder International Fund                                1,099

Schroder U.S. Smaller Companies Fund                       90

Schroder Emerging Markets Fund Institutional Portfolio     2

Schroder International Smaller Companies Fund              3

Schroder Latin America Fund                                2

Schroder Global Asset Allocation Fund                      N/A

ITEM 27.  INDEMNIFICATION.

In accordance with Section 3803 of the Delaware Business Trust Act, SECTION 5.2 of the Registrant's Trust Instrument provides as follows:

"5.2. Indemnification.

"(a)  Subject to the exceptions and limitations contained in Section (b) below:

"(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

"(ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

"(b)  No indemnification shall be provided hereunder to a Covered Person:

"(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

"(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

"(A) By the court or other body approving the settlement;

"(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

"(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

"(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

"(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

"(e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions:
(i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

"(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The following are the directors and principal officers of SCMI, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 33 Gutter Lane, London EC2V 8AS, United Kingdom. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of SCMI which provides investment management services international clients located principally in the United States.

    David M. Salisbury. Chief Executive Officer, Director and Chairman of Schroder Capital; Joint Chief Executive and Director of Schroder.

    Richard R. Foulkes. Senior Vice President and Managing Director of Schroder Capital.

    John A. Troiano. Managing Director and Senior Vice President. Mr. Troiano is also a Director of Schroder Ltd.

    David Gibson. Senior Vice President and Director of Schroder Capital. Director of Schroder Wertheim Investment Services Inc.

    John S. Ager. Senior Vice President and Director of Schroder Capital.

    Sharon L. Haugh. Senior Vice President and Director of Schroder Capital, Director and Chairman of Schroder Advisors Inc.

    Gavin D.L. Ralston. Senior Vice President and Director of Schroder Capital.

    Mark J. Smith. Senior Vice President and Director of Schroder Capital.

    Robert G. Davy. Senior Vice President. Mr. Davy is also a Director of Schroder Ltd. and an officer of open end investment companies for which SCMI and/or its affiliates provide investment services.

    Jane P. Lucas. Senior Vice President and Director of Schroder Capital; Director of Schroder Advisors Inc.; Director of Schroder Wertheim Investment Services, Inc.

    C. John Govett. Director of Schroder Capital; Group Managing Director of Schroder Investment Management Ltd. And Director of Schroders plc.

    Phillipa J. Gould. Senior Vice President and Director of Schroder Capital.

    Louise Croset. First Vice President and Director of Schroder Capital.

    Abdallah Nauphal, Group Vice President and Director.

ITEM 29. PRINCIPAL UNDERWRITERS.

(A) Schroder Fund Advisors Inc., the Registrant's principal underwriter, also serves as principal underwriter for WSIS Series Trust.

(B) Following is information with respect to each officer and director of Schroder Fund Advisors Inc., the Distributor of the shares of Schroder International Fund, Schroder U.S. Equity Fund, Schroder U.S. Smaller Companies Fund, Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Smaller Companies Fund, Schroder International Bond Fund and Schroder Latin America Fund (each a series of the Registrant):

Catherine A. Mazza, President

Mark J. Smith, Director and Vice President.

John A. Troiano, Director and Vice President

Sharon L. Haugh, Director

Robert Jackowitz, Treasurer

Margaret H. Douglas-Hamilton, Secretary

* Address for each is 787 Seventh Avenue, New York, New York 10019 except for John A. Troiano and Mark J. Smith each of whose address is 33 Gutter Lane, London, England.

(C)  Inapplicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Registrant with respect to Schroder Cash Reserves Fund pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Schroder Capital Management International Inc. and Schroder Fund Advisors Inc., 787 Seventh Avenue, New York, New York 10019, except that certain items will be maintained at the following locations:

(a) Forum Financial Corp., Two Portland Square, Portland, Maine 04101 (shareholder records).

(B) Forum Financial Services, Inc., Two Portland Square, Portland, Maine 04101 (corporate minute book).

ITEM 31. MANAGEMENT SERVICES.

Inapplicable.

ITEM 32. UNDERTAKINGS.

(i) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the latter of the effective date of Registrant's Securities Act of 1933 Registration Statement relating to the prospectuses offering those shares or the commencement of public shares of the respective shares; and,

(ii) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York, on the 17th day of January, 1997.

                                           SCHRODER CAPITAL FUNDS (DELAWARE)


                                           By: /s/ Mark J. Smith
                                              ----------------------------
                                                   Mark J. Smith
                                                   President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of January, 1997.

     Signatures                                            Title

(a)  Principal Executive Officer

      /s/ Mark J. Smith                                    President
     ------------------------------
     Mark J. Smith

(b)  Principal Financial and
     Accounting Officer

     ROBERT JACKOWITZ*                                     Treasurer

     *By: /s/ Thomas G. Sheehan
     ------------------------------
     Thomas G. Sheehan, Attorney-in-Fact

(c)  Majority of the Trustees

     PETER E. GUERNSEY*                                    Trustee
     JOHN I. HOWELL*                                       Trustee
     HERMANN C. SCHWAB*                                    Trustee
     CLARENCE F. MICHALIS*                                 Trustee

     *By: /s/ Thomas G. Sheehan
     ------------------------------
     Thomas G. Sheehan, Attorney-in-Fact

                                      SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Schroder Capital Funds (Delaware) to be signed in the City of Portland, State of Maine on the 14th day of February, 1997.


                                       CORE TRUST (DELAWARE)


                                       By:  /s/ John Y. Keffer
                                            -----------------------------
                                            John Y. Keffer, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 14th day of February, 1997.

     Signatures                                            Title

(a)  Principal Executive Officer

     /s/ John Y. Keffer                                    Chairman
     ------------------------                              and President
     John Y. Keffer

(b)  Principal Financial and Accounting Officer

     /s/ Richard C. Butt                                   Treasurer
     ------------------------
     Richard C. Butt

(c)  A majority of the Trustees

     /s/ John Y. Keffer                                    Trustee
     ------------------------
     John Y. Keffer

     Costas Azariadis*                                     Trustee
     J. Michael Parish*                                    Trustee
     James C. Cheng*                                       Trustee

     By: /s/ John Y. Keffer
          --------------------
         John Y. Keffer
         Attorney in Fact*